UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549
                                     --------

                                    FORM N-CSR
                                     --------

           CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-5900

                                EXPEDITION FUNDS
             (Exact name of registrant as specified in charter)
                                    --------


                              15 South 20th Street
                           Birmingham, Alabama 35233
              (Address of principal executive offices) (Zip code)

                                Expedition Funds
                      State Street Bank and Trust Company
                               225 Franklin Street
                           Boston Massachusetts 02110
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-992-2085

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.


            Expedition Funds GUIDING YOUR WAY 2003 Semi-Annual Report

                                [GRAPHIC OMITTED]

                                [GRAPHIC OMITTED]

                                [LOGO OMITTED]
                                EXPEDITION FUNDS

Table of Contents

Letter to Our Shareholders ..............................  1
Statements of Net Assets ................................  3
Statements of Operations ................................ 40
Statements of Changes in Net Assets ..................... 43
Financial Highlights .................................... 46
Notes to Financial Statements ........................... 52

Shares of the Expedition Funds are not deposits of or obligations of, or guaranteed or endorsed by Compass Bank, Compass Bancshares, Inc. or any of their affiliates, or any bank, and are not obligations of, guaranteed by or insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

An investment in shares of the Funds involves investment risk, including the possible loss of all or a portion of the principal invested, and the investment return and value of shares of the Funds will fluctuate so that an investment, when liquidated, may be worth more or less than the original cost.

Money market funds are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Expedition Money Market Fund or Tax-Free Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Compass Bank serves as investment advisor and custodian to the Expedition Funds, and Compass Bank and various of its affiliates may provide various services to the Funds, for which investment advisory, custodian and other services Compass Bank and/or such other affiliates are entitled to receive compensation.

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

During the six months ended April 30, 2003, the economy and markets endured new traumas, but emerged stronger than many expected.

During most of this period, the news was dominated by the potential -- and actual -- conflict with Iraq. In anticipation of war, investors, consumers, and businesses grew increasingly cautious, depressing spending and investment in virtually all areas of the economy.

When the war actually arrived, and proved to be quicker and less costly than many had feared, there was a perceptible sigh of relief. However, a hoped-for surge in the financial markets failed to materialize, as investors continued to worry about the overall strength of the domestic and global economies.

Still, investor confidence has slowly recovered since the war ended, pushing the major averages modestly higher than they had been at the start of the six month period.

A HEALTHY BOND MARKET.

Bonds performed relatively well during the past six months, as they generally do during times of uncertainty.

The Federal Reserve Board sat on the sidelines throughout the period, hemmed in by factors that appeared to reduce its ability to influence the economy. One of these is the simple fact that interest rates are already at 40-year lows, leaving little room for additional rate cuts. Another is an increasing concern that falling prices in some sectors could actually tip the economy toward a deflationary cycle.

Government issues continued to benefit from a flight to quality, although price increases were muted by a recognition that future rate cuts were increasingly unlikely.

Gains in corporate bonds were limited by ongoing economic concerns, as well as downgrades for several well-known issuers.

A MODEST RECOVERY FOR STOCKS.

Stock investors remained jittery during most of the period, as they tried to measure the long-term impact of war, ongoing terrorist threats, and global economic weakness.

The mood brightened somewhat as the onset of war in Iraq at least brought an element of certainty. And while plenty of uncertainty remained when the conflict ended, many investors began moving cautiously back into stocks.

What is most striking is that the postwar recovery reached not only solid blue-chip stocks but also many technology issues -- including those in the once-shunned Internet sector.

                                                                APRIL 30, 2003 1

LETTER TO OUR SHAREHOLDERS (CONCLUDED)

Investors appear to be realizing that corporate earnings have in fact been fairly strong, especially among companies that have used the recent downturn to reduce costs and capture a larger share of their respective markets.

FINDING OPPORTUNITIES.

Throughout the past six months, the Expedition Funds family has maintained its proven strategy of focusing on issues of exceptional quality and value, and avoiding the herd mentality in either bullish or bearish directions.

Our experience has shown us that times are always uncertain, and that opportunities can be more abundant during downturns than upturns.

Therefore, our funds remain fully invested and well diversified. And their relatively steady performance helped Expedition Funds' investors maintain an even keel during this difficult period.

A POSITIVE MOOD.

While the world's problems have not disappeared, there is a general sense that consumers and businesses are growing more optimistic than they have been in recent years.

This is significant, because a positive mood is a prerequisite to positive results for the economy and the markets.

We at the Expedition Funds have never lost our steadfast faith in the future of the American economy and its long-term resiliency. This faith is only reinforced as we witness how strongly the people of the world -- including many in Iraq -- seek to emulate our values and traditions.

We would like to take this opportunity to salute the courageous men and women of our armed forces who have risked -- and too often sacrificed -- their lives to defend those values and traditions. They embody America's greatness in its purest form.

We also thank you, our valued investors, for sharing our faith in the future. We will do everything possible to see that your confidence is well rewarded in the years ahead.

Sincerely,

/S/ DENISE A. WOODHAM

Denise A. Woodham
Managing Director of Investments
Compass Asset Management Group

2 APRIL 30, 2003

EXPEDITION EQUITY FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                          VALUE
DESCRIPTION                                             SHARES            (000)
-------------------------------------------------------------------------------
COMMON STOCK - 99.3%
   AEROSPACE & DEFENSE - 3.2%
   Boeing                                               62,000          $ 1,691
   Northrop Grumman                                     12,000            1,056
   United Technologies                                  40,000            2,472
-------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                              5,219
-------------------------------------------------------------------------------
   AIRLINES - 1.9%
   Southwest Airlines                                  190,000            3,032
-------------------------------------------------------------------------------
   TOTAL AIRLINES                                                         3,032
-------------------------------------------------------------------------------
   AUTOMOTIVE - 0.8%
   Genuine Parts                                        42,000            1,343
-------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                       1,343
-------------------------------------------------------------------------------
   BANKS - 5.6%
   Bank of America                                      32,000            2,370
   JPMorgan Chase                                      160,000            4,696
   Washington Mutual                                    50,000            1,975
-------------------------------------------------------------------------------
   TOTAL BANKS                                                            9,041
-------------------------------------------------------------------------------
   BROADCASTING, NEWSPAPERS & ADVERTISING - 3.6%
   Comcast, Cl A*                                       95,000            3,031
   Omnicom Group                                        45,000            2,786
-------------------------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING                           5,817
-------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 9.1%
   Cisco Systems*                                      245,000            3,685
   Dell Computer*                                      110,000            3,180
   Intel                                               210,000            3,864
   International Business Machines                      48,000            4,075
-------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                            14,804
-------------------------------------------------------------------------------
   CONTAINERS & PACKAGING - 1.1%
   Pactiv*                                              88,000            1,806
-------------------------------------------------------------------------------
   TOTAL CONTAINERS & PACKAGING                                           1,806
-------------------------------------------------------------------------------
   COSMETICS/TOILETRIES - 1.8%
   Procter & Gamble                                     32,000            2,875
-------------------------------------------------------------------------------
   TOTAL COSMETICS/TOILETRIES                                             2,875
-------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 7.6%
   American Express                                     44,000            1,666
   Citigroup                                           115,000            4,513
   Goldman Sachs Group                                  22,000            1,670
   Morgan Stanley                                      100,000            4,475
-------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                  12,324
-------------------------------------------------------------------------------

                                                               APRIL 30, 2003 3

EXPEDITION EQUITY FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                          VALUE
DESCRIPTION                                             SHARES            (000)
-------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING - 2.5%
   General Electric                                    140,000          $ 4,123
-------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                        4,123
-------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 2.9%
   Exelon                                               90,000            4,774
-------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                              4,774
-------------------------------------------------------------------------------
   ENTERTAINMENT - 1.6%
   Harrah's Entertainment*                              65,000            2,560
-------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                    2,560
-------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 4.5%
   Anheuser-Busch                                       72,000            3,591
   Constellation Brands, Cl A*                          50,000            1,341
   Pepsi Bottling Group                                120,000            2,465
-------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                         7,397
-------------------------------------------------------------------------------
   INSURANCE - 10.9%
   AFLAC                                                72,600            2,375
   Allstate                                            100,000            3,779
   American International Group                         80,000            4,636
   Lincoln National                                     75,000            2,397
   Marsh & McLennan                                     95,000            4,529
-------------------------------------------------------------------------------
   TOTAL INSURANCE                                                       17,716
-------------------------------------------------------------------------------
   MACHINERY - 1.3%
   Caterpillar                                          40,000            2,104
-------------------------------------------------------------------------------
   TOTAL MACHINERY                                                        2,104
-------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 8.1%
   Amgen*                                               52,000            3,188
   Cardinal Health                                      40,000            2,211
   Lincare Holdings*                                    78,000            2,369
   St. Jude Medical*                                    55,000            2,885
   UnitedHealth Group                                   28,000            2,580
-------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                     13,233
-------------------------------------------------------------------------------
   METALS-ALUMINUM - 1.6%
   Alcoa                                               110,000            2,522
-------------------------------------------------------------------------------
   TOTAL METALS-ALUMINUM                                                  2,522
-------------------------------------------------------------------------------
   MISCELLANEOUS BUSINESS SERVICES - 2.4%
   First Data                                           40,000            1,569
   Oracle*                                             200,000            2,376
-------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                  3,945
-------------------------------------------------------------------------------
   MULTIMEDIA - 2.9%
   Gannett                                              42,000            3,180
   McGraw-Hill                                          25,000            1,460
-------------------------------------------------------------------------------
   TOTAL MULTIMEDIA                                                       4,640
-------------------------------------------------------------------------------


4 APRIL 30, 2003

EXPEDITION EQUITY FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                  SHARES/FACE VALUE
DESCRIPTION                                           AMT. (000)          (000)
-------------------------------------------------------------------------------
   PAPER & PAPER PRODUCTS - 1.5%
   International Paper                                  70,000         $  2,503
-------------------------------------------------------------------------------
   TOTAL PAPER & PAPER PRODUCTS                                           2,503
-------------------------------------------------------------------------------
   PETROLEUM REFINING - 5.4%
   ChevronTexaco                                        30,000            1,884
   Exxon Mobil                                         120,000            4,224
   Schlumberger Ltd.                                    65,000            2,726
-------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                               8,834
-------------------------------------------------------------------------------
   PHARMACEUTICALS - 4.0%
   Merck                                                48,000            2,793
   Pfizer                                              120,000            3,690
-------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                                  6,483
-------------------------------------------------------------------------------
   RETAIL - 4.2%
   Best Buy*                                           110,000            3,804
   Staples*                                            160,000            3,046
-------------------------------------------------------------------------------
   TOTAL RETAIL                                                           6,850
-------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 1.8%
   Applied Materials*                                  200,000            2,920
-------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                      2,920
-------------------------------------------------------------------------------
   SOFTWARE & PROGRAMMING - 4.3%
   Microsoft                                           150,000            3,836
   Veritas Software*                                   140,000            3,081
-------------------------------------------------------------------------------
   TOTAL SOFTWARE & PROGRAMMING                                           6,917
-------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 4.7%
   Nokia Oyj ADR                                       110,000            1,823
   SBC Communications                                  250,000            5,840
-------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  7,663
-------------------------------------------------------------------------------
   TOTAL COMMON STOCK
      (COST $174,699)                                                   161,445
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.9%
   Morgan Stanley
      1.00% dated 04/30/03, matures
      05/01/03, repurchase price $1,457,040
      (collateralized by U.S. Treasury obligations,
      total market value $1,486,181) (A)                $1,457            1,457
-------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $1,457)                                                       1,457
-------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 100.2%
      (COST $176,156)                                                  $162,902
-------------------------------------------------------------------------------

                                                               APRIL 30, 2003 5

EXPEDITION EQUITY FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                          VALUE
DESCRIPTION                                                               (000)
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (0.2)%
   Investment Advisory Fees Payable                                    $    (97)
   Administrator Fees Payable                                               (26)
   Custodian Fees Payable                                                    (3)
   Distribution Fees Payable                                                (12)
   Other Assets and Liabilities, Net                                       (201)
-------------------------------------------------------------------------------
   TOTAL OTHER ASSETS & LIABILITIES                                        (339)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares
   (unlimited  authorization -- no par value)
   based on 22,076,485 outstanding shares of
   beneficial interest                                                  225,024
Portfolio Capital of Investment Shares - Class A
   (unlimited authorization -- no par value)
   based on 1,186,286 outstanding shares of
   beneficial interest                                                   14,551
Portfolio Capital of Investment Shares - Class B
   (unlimited authorization -- no par value)
   based on 2,145,396 outstanding shares of
   beneficial interest                                                   27,209
Undistributed net investment income                                         120
Accumulated net realized loss on investments                            (91,087)
Net unrealized depreciation on investments                              (13,254)
-------------------------------------------------------------------------------
   TOTAL NET ASSETS-- 100.0%                                           $162,563
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES                                                   $6.43
-------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A                                            $6.37
-------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A (1)                                        $6.64
-------------------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS B (2)                                        $6.14
-------------------------------------------------------------------------------
* Non-income producing security.
(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.
(2) Class B Shares have a contingent deferred sales charge. For a description of a possible redemption charge, see a prospectus for the Funds.
(A)  Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl -- Class
Ltd. -- Limited

The accompanying notes are an integral part of the financial statements.

6 APRIL 30, 2003

EXPEDITION EQUITY INCOME FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                          VALUE
DESCRIPTION                                             SHARES            (000)
-------------------------------------------------------------------------------
COMMON STOCK - 98.2%
   AEROSPACE & DEFENSE - 2.1%
   General Dynamics                                      2,000           $  124
   Raytheon                                              5,000              150
-------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                                274
-------------------------------------------------------------------------------
   AIR TRANSPORTATION - 1.1%
   FedEx                                                 2,500              150
-------------------------------------------------------------------------------
   TOTAL AIR TRANSPORTATION                                                 150
-------------------------------------------------------------------------------
   BANKS - 16.7%
   Bank of America                                       4,000              296
   Bank of New York                                     10,000              264
   BB&T                                                 11,000              359
   JPMorgan Chase                                        2,000               59
   Keycorp                                              10,000              241
   Union Planters                                        9,000              257
   Wachovia                                              5,000              191
   Washington Mutual                                     7,000              277
   Wells Fargo                                           5,000              241
-------------------------------------------------------------------------------
   TOTAL BANKS                                                            2,185
-------------------------------------------------------------------------------
   BROADCASTING, NEWSPAPERS & ADVERTISING - 1.5%
   Comcast, Cl A*                                        6,000              191
-------------------------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING                             191
-------------------------------------------------------------------------------
   CHEMICALS - 2.3%
   EI Du Pont de Nemours                                 7,000              298
-------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                          298
-------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 1.8%
   Sun Microsystems*                                    70,000              231
-------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                               231
-------------------------------------------------------------------------------
   CONTAINERS & PACKAGING - 2.0%
   Pactiv*                                              13,000              267
-------------------------------------------------------------------------------
   TOTAL CONTAINERS & PACKAGING                                             267
-------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 15.7%
   Citigroup                                            14,000              550
   Concord*                                             19,765              273
   Goldman Sachs Group                                   4,350              330
   Merrill Lynch                                         8,000              328
   Morgan Stanley                                        7,500              336
   Viad                                                 12,105              243
-------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                   2,060
-------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING - 3.0%
   Fortune Brands                                        5,000              242
   General Electric                                      5,000              147
-------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                          389
-------------------------------------------------------------------------------


                                                               APRIL 30, 2003 7

EXPEDITION EQUITY INCOME FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                          VALUE
DESCRIPTION                                             SHARES            (000)
-------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 9.2%
   Calpine*                                             60,000           $  322
   Centerpoint Energy                                   20,000              158
   Exelon                                                4,000              212
   Mirant*                                             120,000              397
   Southern                                              4,000              117
-------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                              1,206
-------------------------------------------------------------------------------
   ENTERTAINMENT - 0.3%
   Harrah's Entertainment*                               1,000               39
-------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                       39
-------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 1.8%
   Adolph Coors, Cl B                                    4,500              241
-------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                           241
-------------------------------------------------------------------------------
   INSURANCE - 2.9%
   ACE Ltd.                                              8,000              265
   American International Group                          2,000              116
-------------------------------------------------------------------------------
   TOTAL INSURANCE                                                          381
-------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 4.7%
   Invitrogen*                                           8,000              262
   Quest Diagnostics*                                    6,000              358
-------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                        620
-------------------------------------------------------------------------------
   OIL FIELD SERVICES - 1.7%
   Anadarko Petroleum                                    5,000              222
-------------------------------------------------------------------------------
   TOTAL OIL FIELD SERVICES                                                 222
-------------------------------------------------------------------------------
   PAPER & PAPER PRODUCTS - 1.1%
   International Paper                                   4,000              143
-------------------------------------------------------------------------------
   TOTAL PAPER & PAPER PRODUCTS                                             143
-------------------------------------------------------------------------------
   PETROLEUM REFINING - 10.1%
   ChevronTexaco                                         4,000              251
   Exxon Mobil                                          13,000              458
   Noble*                                                7,500              232
   Royal Dutch Petroleum                                 3,000              123
   Viacom, Cl B*                                         6,000              260
-------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                               1,324
-------------------------------------------------------------------------------


8 APRIL 30, 2003

EXPEDITION EQUITY INCOME FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                     SHARES/FACE          VALUE
DESCRIPTION                                           AMT. (000)          (000)
-------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUSTS - 2.2%
   Crescent Real Estate Equity                          20,000           $  284
-------------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS                                      284
-------------------------------------------------------------------------------
   RETAIL - 7.3%
   CVS                                                  10,000              242
   Outback Steakhouse                                    6,000              215
   Wal-Mart Stores                                       2,000              113
   Wendy's International                                 8,000              232
   Yum! Brands*                                          6,000              148
-------------------------------------------------------------------------------
   TOTAL RETAIL                                                             950
-------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 1.0%
   Applied Materials*                                    5,000               73
   Novellus Systems*                                     2,000               56
-------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                        129
-------------------------------------------------------------------------------
   SOFTWARE & PROGRAMMING - 2.9%
   Intuit*                                               6,000              233
   Microsoft                                             6,000              153
-------------------------------------------------------------------------------
   TOTAL SOFTWARE & PROGRAMMING                                             386
-------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 6.8%
   Alltel                                                1,000               47
   BellSouth                                             5,000              127
   Nokia Oyj ADR                                        15,000              249
   SBC Communications                                   15,000              350
   Verizon Communications                                3,000              112
-------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                    885
-------------------------------------------------------------------------------
   TOTAL COMMON STOCK
      (COST $12,804)                                                     12,855
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.7%
   Morgan Stanley
      1.00% dated 04/30/03, matures
      05/01/03, repurchase price $89,002
      (collateralized by U.S. Treasury obligations,
      total market value $90,783) (A)                      $89               89
-------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $89)                                                             89
-------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 98.9%
      (COST $12,893)                                                     12,944
-------------------------------------------------------------------------------

                                                               APRIL 30, 2003 9

EXPEDITION EQUITY INCOME FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                           VALUE
DESCRIPTION                                                                (000)
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 1.1%
   Receivable due from Investment Advisor                               $     2
   Administrator Fees Payable                                                (6)
   Distribution Fees Payable                                                 (1)
   Other Assets and Liabilities, Net                                        146
-------------------------------------------------------------------------------
   TOTAL OTHER ASSETS & LIABILITIES                                         141
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of  Institutional  Shares
   (unlimited  authorization -- no par value)
   based on 2,074,178 outstanding shares of
   beneficial interest                                                   20,719
Portfolio Capital of Investment Shares - Class A
   (unlimited  authorization -- no par value)
   based on 48,912 outstanding shares of
   beneficial interest                                                      554
Portfolio Capital of Investment Shares - Class B
   (unlimited  authorization -- no par value)
   based on 116,671 outstanding shares of
   beneficial interest                                                    1,212
Undistributed net investment income                                          14
Accumulated net realized loss on investments                             (9,465)
Net unrealized appreciation on investments                                   51
-------------------------------------------------------------------------------
   TOTAL NET ASSETS-- 100.0%                                            $13,085
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES                                                   $5.85
-------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A                                            $5.84
-------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A (1)                                        $6.08
-------------------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS B (2)                                        $5.79
-------------------------------------------------------------------------------
* Non-income producing security.
(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.
(2) Class B Shares have a contingent deferred sales charge. For a description of a possible redemption charge, see a prospectus for the Funds.
(A)  Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl -- Class
Ltd. -- Limited


The accompanying notes are an integral part of the financial statements.

10 APRIL 30, 2003

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE            VALUE
DESCRIPTION                                            AMT. (000)         (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 24.6%
   U.S. Treasury Notes
      7.000%, 07/15/06                                  $2,500          $ 2,879
      6.875%, 05/15/06                                   1,000            1,143
      6.500%, 10/15/06                                   3,000            3,427
      6.500%, 02/15/10                                   1,000            1,191
      6.125%, 08/15/07                                   3,000            3,432
      6.000%, 08/15/09                                   3,000            3,474
      5.750%, 11/15/05                                   1,000            1,099
      5.750%, 08/15/10                                   2,000            2,293
      5.625%, 05/15/08                                   2,000            2,259
      5.500%, 05/15/09                                   3,000            3,392
      5.000%, 02/15/11                                   1,500            1,646
      4.000%, 11/15/12                                   1,000            1,013
      3.875%, 02/15/13                                   1,000            1,002
      3.000%, 11/15/07                                   1,000            1,014
      3.000%, 02/15/08                                   1,000            1,011
-------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (COST $26,818)                                                     30,275
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.8%
   FHLB, Ser 100
      5.800%, 09/02/08                                   2,000            2,267
   FHLMC
      7.000%, 03/15/10                                   3,000            3,620
      6.625%, 09/15/09                                   3,000            3,536
   FNMA
      7.250%, 01/15/10                                   2,500            3,036
      5.500%, 03/15/11                                   3,000            3,324
      5.250%, 01/15/09                                   3,000            3,304
      4.375%, 03/15/13                                   4,000            4,048
-------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (COST $20,643)                                                     23,135
-------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS - 11.0%
   FHLMC, Gold Pool #E00532
      6.500%, 02/01/13                                     383              405
   FHLMC, Gold Pool #E00543
      6.000%, 04/01/13                                     812              851
   FHLMC, Gold Pool #E00584
      6.000%, 11/01/13                                   1,175            1,231
   FHLMC, Gold Pool #E00832
      7.500%, 04/01/15                                     512              549
   FHLMC, Gold Pool #E00856
      7.500%, 06/01/15                                     509              546


                                                              APRIL 30, 2003 11

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
-------------------------------------------------------------------------------
   FNMA, Pool #535966
      7.000%, 05/01/16                                  $1,072          $ 1,145
   FNMA, Pool # 614934
      6.000%, 12/01/16                                   3,451            3,620
   GNMA, Pool #552999
      5.000%, 01/15/18                                   4,927            5,125
-------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
      (COST $13,054)                                                     13,472
-------------------------------------------------------------------------------
CORPORATE BONDS - 38.4%
   BANKS - 5.4%
   Bank of America
      5.875%, 02/15/09                                   1,000            1,117
   Bank One
      6.000%, 08/01/08                                   2,000            2,243
   Wachovia
      4.950%, 11/01/06                                   2,000            2,153
   Wells Fargo, Ser G, MTN
      6.875%, 08/08/06                                   1,000            1,133
-------------------------------------------------------------------------------
   TOTAL BANKS                                                            6,646
-------------------------------------------------------------------------------
   BROKER/DEALERS - 4.6%
   Goldman Sachs Group
      6.600%, 01/15/12                                   2,000            2,259
   Merrill Lynch
      6.375%, 10/15/08                                   1,000            1,122
   Morgan Stanley
      6.750%, 04/15/11                                   2,000            2,276
-------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                   5,657
-------------------------------------------------------------------------------
   CHEMICALS - 1.9%
   EI Dupont de Nemours
      6.875%, 10/15/09                                   2,000            2,367
-------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                        2,367
-------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 1.8%
   Hewlett-Packard
      7.150%, 06/15/05                                   2,000            2,203
-------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                             2,203
-------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 11.7%
   Citigroup
      5.750%, 05/10/06                                   1,000            1,095
   General Electric Capital, Ser A, MTN
      7.375%, 01/19/10                                   3,000            3,547
      6.800%, 11/01/05                                   2,000            2,223
   General Motors Acceptance
      6.750%, 01/15/06                                   2,000            2,110
      6.150%, 04/05/07                                   2,000            2,075

12 APRIL 30, 2003

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE            VALUE
DESCRIPTION                                            AMT. (000)         (000)
-------------------------------------------------------------------------------
   Household Finance
      6.375%, 10/15/11                                  $1,000          $ 1,097
   Wells Fargo Financial
      5.875%, 08/15/08                                   2,000            2,247
-------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                  14,394
-------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 1.8%
   Alabama Power, Ser G
      5.375%, 10/01/08                                   2,000            2,177
-------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                              2,177
-------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 0.1%
   General Mills, MTN
      8.080%, 11/18/03                                      60               62
-------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            62
-------------------------------------------------------------------------------
   MULTIMEDIA - 1.8%
   Walt Disney, Ser B
      6.750%, 03/30/06                                   2,000            2,195
-------------------------------------------------------------------------------
   TOTAL MULTIMEDIA                                                       2,195
-------------------------------------------------------------------------------
   RETAIL - 6.7%
   Lowe's
      8.250%, 06/01/10                                   2,000            2,477
   Target
      5.875%, 11/01/08                                   2,000            2,257
   Wal-Mart Stores
      6.875%, 08/10/09                                   3,000            3,559
-------------------------------------------------------------------------------
   TOTAL RETAIL                                                           8,293
-------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 2.6%
   SBC Communications
      5.875%, 02/01/12                                   1,000            1,099
   Verizon Wireless
      5.375%, 12/15/06                                   2,000            2,157
-------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  3,256
-------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS
      (COST $41,871)                                                     47,250
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 4.4%
   MBNA Master Credit Card Trust, Ser 1999-J, Cl A
      7.000%, 02/15/12                                   3,000            3,476
   Standard Credit Card Master Trust, Ser 1994-2, Cl A
      7.250%, 04/07/06                                   1,725            1,954
-------------------------------------------------------------------------------
   TOTAL ASSET-BACKED SECURITIES
      (COST $4,870)                                                       5,430
-------------------------------------------------------------------------------


                                                              APRIL 30, 2003 13

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.8%
   Morgan Stanley
      1.00% dated 04/30/03, matures
      05/01/03, repurchase price $2,189,061
      (collateralized by U.S. Treasury obligations,
      total market value $2,232,842) (A)                $2,189         $  2,189
-------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $2,189)                                                       2,189
-------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.0%
      (COST $109,445)                                                   121,751
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 1.0%
   Investment Advisory Fees Payable                                         (43)
   Administrator Fees Payable                                               (20)
   Custodian Fees Payable                                                    (2)
   Distribution Fees Payable                                                 (3)
   Other Assets and Liabilities, Net                                      1,316
-------------------------------------------------------------------------------
   TOTAL OTHER ASSETS & LIABILITIES                                       1,248
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of  Institutional  Shares
   (unlimited  authorization -- no par value)
   based on 10,520,794 outstanding shares of
   beneficial interest                                                  100,997
Portfolio Capital of Investment Shares - Class A
   (unlimited  authorization -- no par value)
   based on 502,567 outstanding shares of
   beneficial interest                                                    9,247
Portfolio Capital of Investment Shares - Class B
   (unlimited  authorization -- no par value)
   based on 205,808 outstanding shares of
   beneficial interest                                                    2,138
Distributions in excess of net investment income                            (27)
Accumulated net realized loss on investments                             (1,662)
Net unrealized appreciation on investments                               12,306
-------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                                          $122,999
-------------------------------------------------------------------------------

14 APRIL 30, 2003

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

DESCRIPTION                                                               VALUE
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES                                                  $10.95
-------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A                                           $10.94
-------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A (1)                                       $11.40
-------------------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS B (2)                                       $10.97
-------------------------------------------------------------------------------
(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.
(2) Class B Shares have a contingent deferred sales charge. For a description of a possible redemption charge, see a prospectus for the Funds.
(A)  Tri-Party Repurchase Agreement
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
Ser -- Series


The accompanying notes are an integral part of the financial statements.

                                                              APRIL 30, 2003 15

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE            VALUE
DESCRIPTION                                            AMT. (000)         (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS - 91.7%
   ALABAMA - 8.9%
   Alabama State, Public School & College Authority,
      Capital Improvements RB, Ser D
      5.750%, 08/01/19                                  $1,150          $ 1,305
   Birmingham, Capital Improvement Warrants GO, Ser A
      5.550%, 08/01/21                                   1,000            1,099
   Huntsville, Warrants GO, Ser D
      5.000%, 11/01/07                                   1,000            1,116
   Montgomery, Warrants GO, Ser A
      5.100%, 10/01/09                                   1,000            1,105
   Phoenix City, School Warrants GO, AMBAC
      5.650%, 08/01/21                                   1,000            1,105
   Tuscaloosa, Warrants
      5.650%, 01/01/17                                   1,000            1,126
-------------------------------------------------------------------------------
   TOTAL ALABAMA                                                          6,856
-------------------------------------------------------------------------------
   ARIZONA - 3.1%
   Arizona State, Transportation Board Highway Authority RB
      5.375%, 07/01/13                                   1,000            1,128
   Tucson GO, Ser 1994-D
      6.250%, 07/01/14                                   1,000            1,234
-------------------------------------------------------------------------------
   TOTAL ARIZONA                                                          2,362
-------------------------------------------------------------------------------
   CALIFORNIA - 9.9%
   California State GO, FGIC
      5.250%, 09/01/30                                   1,280            1,321
   Los Angeles School District GO, Ser 1997-E, MBIA
      5.125%, 01/01/27                                   1,000            1,044
   San Diego School District GO, Ser 1998-D, FGIC
      5.250%, 07/01/24                                   1,500            1,594
   San Gabriel School District GO, Ser A, FSA
      5.375%, 08/01/21                                     500              544
   Southern California, Metropolitan Water District RB,
      Ser A
      5.100%, 07/01/25                                   1,000            1,041
   University of California, Multiple Purpose Projects
      RB, Ser M, FGIC
      5.125%, 09/01/22                                   1,000            1,055
      5.125%, 09/01/23                                   1,000            1,046
-------------------------------------------------------------------------------
   TOTAL CALIFORNIA                                                       7,645
-------------------------------------------------------------------------------
   COLORADO - 4.2%
   Denver, City and County GO, Ser B
      5.625%, 08/01/07                                   1,000            1,136
   Denver, City and County School District GO, FGIC
      5.000%, 12/01/23                                   1,000            1,036
   La Plata County School District GO, MBIA
      5.250%, 11/01/25                                   1,000            1,053
-------------------------------------------------------------------------------
   TOTAL COLORADO                                                         3,225
-------------------------------------------------------------------------------

16 APRIL 30, 2003

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE            VALUE
DESCRIPTION                                            AMT. (000)         (000)
-------------------------------------------------------------------------------
   FLORIDA - 3.6%
   Florida State, Board of Education Capital Outlay GO,
      Ser A, Pre-Refunded @ 101 (A)
      5.650%, 01/01/05                                  $  500          $   540
   Florida State, Department of Transportation GO,
      Right of Way Project, Ser B
      5.500%, 07/01/11                                   1,000            1,106
   Palm Beach County GO, Ser A
      5.450%, 08/01/13                                   1,000            1,105
-------------------------------------------------------------------------------
   TOTAL FLORIDA                                                          2,751
-------------------------------------------------------------------------------
   GEORGIA - 3.6%
   Fulton County, Development Authority RB,
      Georgia Tech Foundation Funding, Ser A
      5.000%, 11/01/21                                     500              523
   Fulton County, School District GO
      5.000%, 01/01/06                                   1,000            1,084
   Georgia State GO, Ser B
      6.000%, 03/01/12                                   1,000            1,194
-------------------------------------------------------------------------------
   TOTAL GEORGIA                                                          2,801
-------------------------------------------------------------------------------
   HAWAII - 1.5%
   Hawaii State GO, Ser CO, FGIC
      6.000%, 03/01/08                                   1,000            1,158
-------------------------------------------------------------------------------
   TOTAL HAWAII                                                           1,158
-------------------------------------------------------------------------------
   ILLINOIS - 3.1%
   Chicago, Project & Refunding GO, Ser C, FGIC
      5.500%, 01/01/19                                   2,180            2,384
-------------------------------------------------------------------------------
   TOTAL ILLINOIS                                                         2,384
-------------------------------------------------------------------------------
   KANSAS - 1.4%
   Kansas State, Department of Transportation RB, Ser A
      5.000%, 09/01/06                                   1,000            1,104
-------------------------------------------------------------------------------
   TOTAL KANSAS                                                           1,104
-------------------------------------------------------------------------------
   MASSACHUSETTS - 4.5%
   Massachusetts State, Consolidated Loan GO,
      Ser A, Pre-Refunded @ 101 (A)
      6.000%, 02/01/10                                   2,000            2,378
   Massachusetts State, Consolidated Loan GO, Ser C
      5.250%, 08/01/18                                   1,000            1,124
-------------------------------------------------------------------------------
   TOTAL MASSACHUSETTS                                                    3,502
-------------------------------------------------------------------------------
   MICHIGAN - 1.9%
   Novi Michigan Street GO, FSA
      5.250%, 10/01/15                                   1,280            1,426
-------------------------------------------------------------------------------
   TOTAL MICHIGAN                                                         1,426
-------------------------------------------------------------------------------

                                                              APRIL 30, 2003 17

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
-------------------------------------------------------------------------------
   MINNESOTA - 0.7%
   Minnesota State, Public Facilities Authority
      RB, Water Pollution Control, Ser A
      6.000%, 03/01/09                                  $  500          $   537
-------------------------------------------------------------------------------
   TOTAL MINNESOTA                                                          537
-------------------------------------------------------------------------------
   NEVADA - 1.5%
   Clark County GO
      6.000%, 07/01/06                                   1,000            1,126
-------------------------------------------------------------------------------
   TOTAL NEVADA                                                           1,126
-------------------------------------------------------------------------------
   NEW JERSEY - 1.5%
   New Jersey State GO, Ser F
      5.500%, 08/01/11                                   1,000            1,151
-------------------------------------------------------------------------------
   TOTAL NEW JERSEY                                                       1,151
-------------------------------------------------------------------------------
   NEW MEXICO - 0.7%
   New Mexico State, Severance Tax RB, Ser B, FSA
      5.000%, 07/01/07                                     500              555
-------------------------------------------------------------------------------
   TOTAL NEW MEXICO                                                         555
-------------------------------------------------------------------------------
   NEW YORK - 9.3%
   Brookhaven GO, FGIC
      5.500%, 10/01/13                                     500              553
   New York City GO, Ser C, MBIA
      5.375%, 11/15/17                                   1,000            1,085
   New York City Transitional Authority RB, Ser C, FGIC
      5.250%, 08/01/14                                   1,000            1,119
   New York State GO, Ser A, Pre-Refunded @ 101 (A)
      5.875%, 03/15/05                                   1,000            1,095
   New York State GO, Ser F
      5.250%, 09/15/13                                     500              551
   New York State, Environmental Water Facilities RB,
      Pooled Financing Program, Ser F
      5.250%, 11/15/20                                     500              541
   Triborough, Bridge & Tunnel Authority RB,
      Ser A, Pre-Refunded @ 100.5 (A)
      5.250%, 01/01/09                                   1,000            1,150
   Triborough, Bridge & Tunnel Authority RB, Ser B
      5.250%, 11/15/16                                   1,000            1,104
-------------------------------------------------------------------------------
   TOTAL NEW YORK                                                         7,198
-------------------------------------------------------------------------------
   NORTH CAROLINA - 4.9%
   Charlotte, Water & Sewer Systems RB
      5.125%, 06/01/26                                   1,000            1,046
   North Carolina State GO, Ser A
      4.700%, 02/01/10                                   1,000            1,041
   Winston-Salem, Water & Sewer Systems
      RB, Pre-Refunded @ 101 (A)
      5.250%, 06/01/11                                   1,500            1,716
-------------------------------------------------------------------------------
   TOTAL NORTH CAROLINA                                                   3,803
-------------------------------------------------------------------------------

18 APRIL 30, 2003

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE            VALUE
DESCRIPTION                                            AMT. (000)         (000)
-------------------------------------------------------------------------------
   OHIO - 2.2%
   Ohio State, Building Authority RB, State Facilities,
      Adult Correctional Facilities, Ser A, FSA
      5.500%, 10/01/13                                  $1,000          $ 1,134
   Pickerton Local School District GO, FGIC
      5.250%, 12/01/20                                     500              535
-------------------------------------------------------------------------------
   TOTAL OHIO                                                             1,669
-------------------------------------------------------------------------------
   OREGON - 1.4%
   Oregon State, Alternative Energy Project GO, Ser E
      5.800%, 07/01/07                                   1,000            1,046
-------------------------------------------------------------------------------
   TOTAL OREGON                                                           1,046
-------------------------------------------------------------------------------
   PENNSYLVANIA - 1.4%
   Pennsylvania State, Intergovernmental Authority ST,
      Philadelphia Funding Project, FGIC
      5.250%, 06/15/15                                   1,000            1,086
-------------------------------------------------------------------------------
   TOTAL PENNSYLVANIA                                                     1,086
-------------------------------------------------------------------------------
   SOUTH CAROLINA - 4.5%
   Greenville County, School District Authority RB
      6.000%, 12/01/21                                   1,000            1,116
   Lancaster County, School District GO, FSA
      5.100%, 03/01/15                                   1,000            1,081
   Lexington County, School District GO
      5.125%, 03/01/21                                   1,210            1,303
-------------------------------------------------------------------------------
   TOTAL SOUTH CAROLINA                                                   3,500
-------------------------------------------------------------------------------
   TEXAS - 7.9%
   Austin, Water and Wastewater Authority RB, MBIA
      5.000%, 11/15/28                                   1,000            1,020
   Canyon, Independent School District GO, Ser A, PSF
      5.375%, 02/15/24                                   1,000            1,064
   Lamar, Consolidated Independent School District
      GO, PSF
      5.500%, 02/15/15                                     500              553
   Leander, Independent School District GO, PSF
      5.375%, 08/15/19                                   1,000            1,073
   Mesquite, Independent School District GO, PSF
      5.500%, 08/15/21                                   1,160            1,264
   Williamson County GO, FSA
      5.250%, 02/15/27                                   1,040            1,080
-------------------------------------------------------------------------------
   TOTAL TEXAS                                                            6,054
-------------------------------------------------------------------------------
   UTAH - 1.5%
   Utah State, Intermountain Power Agency RB,
      Ser B, MBIA, ETM
      6.000%, 07/01/06                                   1,000            1,134
-------------------------------------------------------------------------------
   TOTAL UTAH                                                             1,134
-------------------------------------------------------------------------------

                                                              APRIL 30, 2003 19

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                       FACE AMT.          VALUE
DESCRIPTION                                          (000)/SHARES         (000)
-------------------------------------------------------------------------------
   VIRGINIA - 2.6%
   Newport News GO, Ser A, MBIA,
      Pre-Refunded @ 102 (A)
      5.625%, 07/01/05                                  $  795          $   882
   Virginia State, Commonwealth
      Transportation Board RB,
      Northern Virginia Transportation
      Program, Ser A
      5.500%, 05/15/15                                   1,000            1,123
-------------------------------------------------------------------------------
   TOTAL VIRGINIA                                                         2,005
-------------------------------------------------------------------------------
   WASHINGTON - 2.9%
   Washington State GO, Ser B
      6.000%, 01/01/13                                   1,000            1,155
   Washington State Various Purpose GO,
      Ser A
      5.625%, 07/01/22                                   1,000            1,091
-------------------------------------------------------------------------------
   TOTAL WASHINGTON                                                       2,246
-------------------------------------------------------------------------------
   WEST VIRGINIA - 1.5%
   West Virginia State GO, State Road Project,
      FGIC
      5.625%, 06/01/18                                   1,000            1,124
-------------------------------------------------------------------------------
   TOTAL WEST VIRGINIA                                                    1,124
-------------------------------------------------------------------------------
   WISCONSIN - 1.5%
   Milwaukee GO, Ser T, Pre-Refunded @ 100 (A)
      5.250%, 09/01/11                                   1,000            1,140
-------------------------------------------------------------------------------
   TOTAL WISCONSIN                                                        1,140
-------------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS
      (COST $65,813)                                                     70,588
-------------------------------------------------------------------------------
MONEY MARKET FUND - 7.5%
   Expedition Tax-Free Money Market Fund+            5,812,855            5,813
-------------------------------------------------------------------------------
   TOTAL MONEY MARKET FUND
      (COST $5,813)                                                       5,813
-------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.2%
      (COST $71,626)                                                     76,401
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.8%
Investment Advisory Fees Payable                                            (25)
Administrator Fees Payable                                                  (13)
Custodian Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                           638
-------------------------------------------------------------------------------
   TOTAL OTHER ASSETS & LIABILITIES                                         599
-------------------------------------------------------------------------------


20 APRIL 30, 2003

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                          VALUE
DESCRIPTION                                                               (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of  Institutional  Shares
   (unlimited  authorization -- no par value)
   based on 6,938,092 outstanding shares of
   beneficial interest                                                  $70,523
Portfolio Capital of Investment Shares - Class A
   (unlimited  authorization -- no par value)
   based on 31,512 outstanding shares of
   beneficial interest                                                      298
Portfolio Capital of Investment Shares - Class B
   (unlimited  authorization -- no par value)
   based on 23,589 outstanding shares of
   beneficial interest                                                      252
Undistributed net investment income                                          16
Accumulated net realized gain on investments                              1,136
Net unrealized appreciation on investments                                4,775
-------------------------------------------------------------------------------
   TOTAL NET ASSETS-- 100.0%                                            $77,000
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES                                                  $11.01
-------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A                                           $11.01
-------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A (1)                                       $11.47
-------------------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS B (2)                                       $11.01
-------------------------------------------------------------------------------
+ See note 7 in Notes to Financial Statements.
(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.
(2) Class B Shares have a contingent deferred sales charge. For a description of a possible redemption charge, see a prospectus for the Funds.
(A) Pre-Refunded Security -- The maturity date shown is the pre-refunded date. AMBAC -- American Municipal Bond Assurance Company
ETM -- Escrowed to Maturity
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
PSF -- Permanent School Fund Guarantee Program
RB -- Revenue Bond
Ser -- Series
ST -- Special Tax

The accompanying notes are an integral part of the financial statements.

                                                              APRIL 30, 2003 21

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE             VALUE
DESCRIPTION                                           AMT. (000)          (000)
-------------------------------------------------------------------------------
COMMERCIAL PAPER - 77.8%
   AIRCRAFT - 4.1%
   General Dynamics
      1.250%, 05/02/03                                 $ 5,000          $ 5,000
      1.230%, 05/08/03                                  10,000            9,998
      1.230%, 05/16/03                                   5,000            4,997
      1.230%, 06/25/03                                   6,415            6,403
-------------------------------------------------------------------------------
   TOTAL AIRCRAFT                                                        26,398
-------------------------------------------------------------------------------
   BANKS - 6.8%
   Bank of America
      1.250%, 05/19/03                                  10,000            9,994
      1.250%, 05/23/03                                  10,000            9,992
   Wells Fargo
      1.240%, 05/09/03                                   5,000            4,999
      1.250%, 05/16/03                                   5,000            4,997
      1.240%, 05/23/03                                   4,000            3,997
      1.200%, 06/05/03                                   5,000            4,994
      1.230%, 06/06/03                                   5,000            4,994
-------------------------------------------------------------------------------
   TOTAL BANKS                                                           43,967
-------------------------------------------------------------------------------
   BROKER/DEALERS - 7.2%
   Bear Stearns
      1.240%, 05/16/03                                   4,000            3,998
   Goldman Sachs
      1.180%, 05/08/03                                   5,000            4,999
      1.260%, 05/12/03                                   5,000            4,998
      1.250%, 05/20/03                                   5,000            4,997
      1.250%, 05/22/03                                   2,500            2,498
      1.220%, 05/23/03                                   5,000            4,996
   Merrill Lynch
      1.340%, 05/01/03                                   5,000            5,000
      1.230%, 05/01/03                                   5,000            5,000
      1.230%, 05/07/03                                   5,000            4,999
      1.230%, 05/09/03                                   5,000            4,999
-------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                  46,484
-------------------------------------------------------------------------------
   BUILDING & CONSTRUCTION - 2.0%
   Guardian
      1.250%, 07/23/03                                  13,000           12,963
-------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                                         12,963
-------------------------------------------------------------------------------

22 APRIL 30, 2003

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE             VALUE
DESCRIPTION                                           AMT. (000)           (000)
-------------------------------------------------------------------------------
   CONSUMER PRODUCTS - 4.2%
   Clorox
      1.200%, 05/14/03                                 $ 6,500          $ 6,497
   Emerson Electric
      1.200%, 05/05/03                                   4,200            4,199
      1.220%, 05/06/03                                   6,695            6,694
   Gillette
      1.310%, 05/01/03                                  10,000           10,000
-------------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS                                               27,390
-------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 13.9%
   American General Finance
      1.230%, 05/01/03                                  10,000           10,000
      1.230%, 05/02/03                                   5,000            5,000
      1.230%, 05/14/03                                   6,000            5,997
      1.230%, 05/22/03                                   5,000            4,996
   Caterpillar Financial Services
      1.220%, 05/12/03                                   6,000            5,998
      1.200%, 05/12/03                                   2,355            2,354
      1.210%, 06/03/03                                   5,000            4,994
   General Electric Capital
      1.240%, 05/07/03                                   5,000            4,999
      1.240%, 05/08/03                                   5,000            4,999
      1.230%, 05/15/03                                   5,000            4,998
      1.240%, 05/19/03                                   3,500            3,498
      1.250%, 05/21/03                                   8,000            7,994
   Toyota Motor Credit
      1.220%, 05/21/03                                   4,000            3,997
      1.220%, 06/18/03                                   5,000            4,992
      1.220%, 06/19/03                                   5,000            4,992
   Transamerica Finance
      1.250%, 05/06/03                                   5,000            4,999
      1.240%, 05/09/03                                   5,000            4,999
-------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                  89,806
-------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 2.7%
   Southern Company Funding
      1.250%, 05/05/03                                   5,000            4,999
      1.250%, 05/12/03                                   5,000            4,998
      1.230%, 06/10/03                                   4,000            3,995
      1.250%, 07/10/03                                   3,300            3,292
-------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                             17,284
-------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING - 4.3%
      1.230%, 05/13/03                                   5,000            4,998
      1.240%, 05/16/03                                   6,000            5,997
      1.250%, 06/27/03                                  11,000           10,978
      1.250%, 06/30/03                                   6,000            5,988
-------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                       27,961
-------------------------------------------------------------------------------

                                                              APRIL 30, 2003 23

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE             VALUE
DESCRIPTION                                           AMT. (000)           (000)
-------------------------------------------------------------------------------
   FUNDING CORPORATIONS - 16.0%
   Falcon Asset Securitization
      1.240%, 05/07/03                                 $ 5,000          $ 4,999
      1.250%, 05/13/03                                   6,000            5,998
      1.260%, 05/15/03                                   5,000            4,998
      1.250%, 05/21/03                                   5,000            4,997
      1.250%, 05/22/03                                   5,000            4,996
   Preferred Receivable Funding
      1.240%, 05/02/03                                   5,000            5,000
      1.250%, 05/07/03                                   3,000            2,999
      1.240%, 05/09/03                                   5,000            4,999
      1.240%, 05/12/03                                   5,000            4,998
      1.260%, 05/23/03                                   3,000            2,998
      1.250%, 06/02/03                                   5,000            4,994
   Quincy Capital
      1.240%, 05/09/03                                   3,000            2,999
      1.230%, 05/13/03                                   4,000            3,998
      1.230%, 05/14/03                                   5,000            4,998
      1.250%, 05/20/03                                   7,000            6,995
      1.280%, 05/27/03                                   1,120            1,119
      1.250%, 05/30/03                                   5,000            4,995
   Receivables Capital
      1.250%, 05/05/03                                   3,785            3,784
      1.250%, 05/14/03                                   5,000            4,998
      1.250%, 05/19/03                                   5,000            4,997
      1.240%, 05/20/03                                   3,000            2,998
      1.230%, 05/28/03                                   5,000            4,995
      1.260%, 06/20/03                                   5,000            4,991
-------------------------------------------------------------------------------
   TOTAL FUNDING CORPORATIONS                                           103,843
-------------------------------------------------------------------------------
   PHARMACEUTICALS - 3.7%
   Abbott Laboratories
      1.210%, 05/20/03                                   7,500            7,495
   Pfizer
      1.200%, 05/07/03                                   5,000            4,999
      1.200%, 05/13/03                                   5,000            4,998
      1.220%, 05/27/03                                   5,000            4,995
      1.230%, 05/29/03                                   1,450            1,449
-------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                                 23,936
-------------------------------------------------------------------------------
   SPECIAL PURPOSE ENTITY - 4.1%
   Three Pillars
      1.260%, 05/01/03                                   5,000            5,000
      1.250%, 05/07/03                                   5,000            4,999
      1.260%, 05/19/03                                   5,000            4,997
      1.260%, 05/22/03                                   4,000            3,997
      1.260%, 05/27/03                                   2,500            2,498
      1.260%, 07/17/03                                   5,000            4,986
-------------------------------------------------------------------------------
   TOTAL SPECIAL PURPOSE ENTITY                                          26,477
-------------------------------------------------------------------------------

24 APRIL 30, 2003

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE            VALUE
DESCRIPTION                                            AMT. (000)         (000)
-------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 7.1%
   BellSouth
      1.210%, 05/02/03                                 $ 5,000         $  5,000
      1.230%, 05/15/03                                   5,000            4,997
      1.230%, 05/23/03                                   5,000            4,996
      1.230%, 05/29/03                                   5,000            4,995
   Verizon
      1.250%, 05/05/03                                   6,750            6,749
      1.260%, 05/06/03                                   5,000            4,999
      1.250%, 05/06/03                                   1,600            1,600
      1.230%, 06/24/03                                   5,000            4,991
      1.230%, 07/01/03                                   4,000            3,992
      1.220%, 07/21/03                                   4,000            3,989
-------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                 46,308
-------------------------------------------------------------------------------
   UTILITIES - 1.7%
   National Rural Utilities
      1.240%, 05/06/03                                   5,000            4,999
      1.260%, 05/22/03                                   6,000            5,996
-------------------------------------------------------------------------------
   TOTAL UTILITIES                                                       10,995
-------------------------------------------------------------------------------
   TOTAL COMMERCIAL PAPER
      (COST $503,812)                                                   503,812
-------------------------------------------------------------------------------
CORPORATE BONDS - 12.7%
   BANKS - 0.8%
   Bank of America
      7.000%, 05/15/03                                   2,000            2,003
   Bank One, Ser A, MTN
      5.625%, 02/17/04                                   1,137            1,173
   Wells Fargo
      5.375%, 09/30/03                                   2,000            2,032
-------------------------------------------------------------------------------
   TOTAL BANKS                                                            5,208
-------------------------------------------------------------------------------
   BROKER/DEALERS - 6.2%
   Bear Stearns
      6.700%, 08/01/03                                   1,600            1,618
      6.625%, 01/15/04                                   2,650            2,741
      6.150%, 03/02/04                                   9,756           10,134
      8.750%, 03/15/04                                   2,405            2,560
   Goldman Sachs Group (A)
      6.650%, 08/01/03                                   2,750            2,786
   Merrill Lynch, Ser B, MTN
      7.850%, 05/30/03                                   2,750            2,762
      6.800%, 11/03/03                                   1,715            1,760
   Morgan Stanley
      6.125%, 10/01/03                                   6,000            6,117
      6.375%, 12/15/03                                   2,000            2,060
      5.625%, 01/20/04                                   7,575            7,799
-------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                  40,337
-------------------------------------------------------------------------------

                                                              APRIL 30, 2003 25

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                     SHARES/FACE          VALUE
DESCRIPTION                                           AMT. (000)           (000)
-------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 2.1%
   Associates Corporation of North America
      5.750%, 11/01/03                                 $ 3,000         $  3,061
      5.500%, 02/15/04                                   1,000            1,032
      5.800%, 04/20/04                                   2,000            2,084
   Associates Corporation of North America,
      Ser F, MTN
      6.290%, 08/19/03                                   1,850            1,873
   Caterpillar Financial Service, Ser F, MTN
      4.800%, 08/01/03                                   3,750            3,781
   Citigroup
      5.700%, 02/06/04                                   1,500            1,549
-------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                  13,380
-------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 2.5%
   Alabama Power, Ser I
      5.350%, 11/15/03                                   6,350            6,468
   Alabama Power, Ser M
      7.850%, 05/15/03                                   9,825            9,845
-------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                             16,313
-------------------------------------------------------------------------------
   UTILITIES - 1.1%
   National Rural Utilities
      5.300%, 09/25/03                                   1,000            1,013
      6.000%, 01/15/04                                   6,215            6,414
-------------------------------------------------------------------------------
   TOTAL UTILITIES                                                        7,427
-------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS
      (COST $82,665)                                                     82,665
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 7.7%
   Deutsche Bank
      1.23% dated 04/30/03, matures
      05/01/03, repurchase price $49,656,697
      (collateralized by U.S. Treasury obligations,
      total market value  $50,648,249) (B)              49,655           49,655
-------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $49,655)                                                     49,655
-------------------------------------------------------------------------------
MONEY MARKET FUND - 1.7%
   Financial Square Government Money Market Fund    10,814,267           10,814
-------------------------------------------------------------------------------
   TOTAL MONEY MARKET FUND
      (COST $10,814)                                                     10,814
-------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.9%
      (COST $646,946)                                                   646,946
-------------------------------------------------------------------------------

26 APRIL 30, 2003

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                           VALUE
DESCRIPTION                                                                (000)
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.1%
Investment Advisory Fees Payable                                       $    (91)
Administrator Fees Payable                                                  (76)
Custodian Fees Payable                                                      (10)
Distribution Fees Payable                                                   (83)
Other Assets and Liabilities, Net                                         1,162
-------------------------------------------------------------------------------
   TOTAL OTHER ASSETS & LIABILITIES                                         902
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares
   (unlimited authorization -- no par value)
   based on 276,191,126 outstanding shares of
   beneficial interest                                                  276,194
Portfolio Capital of Investment Service Shares
   (unlimited authorization -- no par value)
   based on 326,873,532 outstanding shares of
   beneficial interest                                                  326,873
Portfolio Capital of Investment Sweep Class Shares
   (unlimited authorization -- no par value)
   based on 44,747,260 outstanding shares of
   beneficial interest                                                   44,746
Undistributed net investment income                                          31
Accumulated net realized gain on investments                                  4
-------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                                          $647,848
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES                                                   $1.00
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SERVICE SHARES                                              $1.00
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   SWEEP CLASS SHARES                                                     $1.00
-------------------------------------------------------------------------------

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, a amended, and may be sold only to dealers in the program or other "accredited investors".
(B) Tri-Party Repurchase Agreement
MTN -- Medium Term Note
Ser -- Series


The accompanying notes are an integral part of the financial statements.

                                                              APRIL 30, 2003 27

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                        FACE               VALUE
DESCRIPTION                                           AMT. (000)           (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS - 100.4%
   ALABAMA - 3.1%
   Mobile, Industrial Development Board RB,
      Holnam Project, Ser B (A) (B) (C)
      1.350%, 06/01/32                                  $5,200          $ 5,200
   Montgomery County,
      Special Care Financing Authority RB,
      VHA, Alabama Project, Ser H, AMBAC (A) (B)
      1.400%, 12/01/30                                   1,200            1,200
-------------------------------------------------------------------------------
   TOTAL ALABAMA                                                          6,400
-------------------------------------------------------------------------------
   ARIZONA - 0.3%
   Apache County,
      Industrial Development Authority RB,
      Tucson Electrical Power,
      Springerville Project (A) (B) (C)
      1.400%, 12/01/20                                     600              600
-------------------------------------------------------------------------------
   TOTAL ARIZONA                                                            600
-------------------------------------------------------------------------------
   CALIFORNIA - 0.5%
   California State,
      Higher Education Loan Authority RB,
      Ser D (A) (B) (C)
      2.900%, 07/01/03                                   1,000            1,002
-------------------------------------------------------------------------------
   TOTAL CALIFORNIA                                                       1,002
-------------------------------------------------------------------------------
   COLORADO - 1.5%
   Castle Pines,
      North Metropolitan District Authority
      GO (A) (B) (C)
      1.500%, 12/01/28                                   1,100            1,100
   SBC Metropolitan District GO (A) (B) (C)
      1.340%, 12/01/17                                   2,000            2,000
-------------------------------------------------------------------------------
   TOTAL COLORADO                                                         3,100
-------------------------------------------------------------------------------
   CONNECTICUT - 0.5%
   New Britain, BAN
      2.250%, 04/08/04                                   1,005            1,016
-------------------------------------------------------------------------------
   TOTAL CONNECTICUT                                                      1,016
-------------------------------------------------------------------------------
   DELAWARE - 0.4%
   Delaware State,
      Economic Development Authority RB,
      School House Project (A) (B) (C)
      1.400%, 12/01/15                                     750              750
-------------------------------------------------------------------------------
   TOTAL DELAWARE                                                           750
-------------------------------------------------------------------------------
   FLORIDA - 4.7%
   Alachua County, Health Facilities Authority RB,
      Oak Hammock University Project,
      Ser A (A) (B) (C)
      1.350%, 10/01/32                                   4,400            4,400
   Miami-Dade County,
      Industrial Development Authority RB,
      Holy Cross Academy Project (A) (B) (C)
      1.350%, 07/01/20                                   1,300            1,300

28 APRIL 30, 2003

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                        FACE               VALUE
DESCRIPTION                                           AMT. (000)           (000)
-------------------------------------------------------------------------------
   Orange County,
      Industrial Development Authority RB,
      Orlando Hawaiian Motel (A) (B) (C)
      1.350%, 10/01/15                                  $  730           $  730
   Orange County,
      Multifamily Housing Finance Authority RB,
      Post Lake Apartments Project,
      FNMA (A) (B)
      1.350%, 06/01/25                                     500              500
   Palm Beach County,
      Economic Development Authority RB,
      YMCA Boynton Beach Project (A) (B) (C)
      1.350%, 01/01/24                                   1,700            1,700
   Pinellas County,
      Health Facilities Authority RB,
      Pooled Hospital Loan Program,
      AMBAC (A) (B) (C)
      1.350%, 12/01/15                                   1,100            1,100
-------------------------------------------------------------------------------
   TOTAL FLORIDA                                                          9,730
-------------------------------------------------------------------------------
   GEORGIA - 6.5%
   Dalton, Utilities Authority RB, Ser A02, FSA (A) (B)
      1.460%, 01/01/12                                   2,100            2,100
   Dekalb County, Development Authority RB,
      American Cancer Society (A) (B) (C)
      1.350%, 09/01/17                                   1,300            1,300
   Dekalb County, Multi-Family Housing Authority RB,
      Winters Creek Apartments Project, FNMA (A) (B)
      1.350%, 06/15/25                                     300              300
   Fulton County, Multi-Family Housing Authority RB,
      Champions Green Apartment Project, Ser B (A) (B)
      1.350%, 10/01/25                                   3,450            3,450
   Fulton County, Multi-Family Housing Authority RB,
      Hampton Hills Apartment Project (A) (B)
      1.350%, 06/01/23                                     600              600
   Georgia State, Private Colleges & Universities
      Authority RB, Emory University Project,
      Ser B (A) (B)
      1.350%, 09/01/33                                   1,600            1,600
   Macon-Bibb County, Hospital Authority RB,
      Medical Control Center Project (A) (B) (C)
      1.350%, 12/01/18                                   1,700            1,700
   Private Colleges & Universities Authority
      RB (A) (B) (C)
      1.500%, 10/01/32                                   1,500            1,500
   Savannah Housing Revenue Authority RB,
      Somerset Wharf Project, Ser B, FNMA (A) (B)
      1.350%, 06/15/26                                     800              800
   Thomasville, Hospital Authority RB, Anticipation
      Certificates, J.D. Archbold Project (A) (B) (C)
      1.350%, 11/01/17                                     100              100
-------------------------------------------------------------------------------
   TOTAL GEORGIA                                                         13,450
-------------------------------------------------------------------------------

                                                              APRIL 30, 2003 29

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
-------------------------------------------------------------------------------
   ILLINOIS - 10.5%
   Central Lake County RB, Ser B18,
      AMBAC (A) (B)
      1.460%, 05/01/20                                  $  900          $   900
   Cook County GO, Ser B11, AMBAC (A) (B)
      1.460%, 11/15/25                                     500              500
   East Peoria, Multi-Family Housing RB
      (A) (B) (C)
      1.500%, 06/01/08                                     470              470
   Illinois Educational Facilities RB,
      Field Museum of Natural History
      (A) (B) (C)
      1.350%, 11/01/32                                   1,500            1,500
   Illinois State,
      Development Finance Authority RB,
      Goodman Theater Project (A) (B) (C)
      1.400%, 12/01/33                                   1,750            1,750
   Illinois State,
      Development Finance Authority RB,
      WBEZ Alliance Project (A) (B) (C)
      1.350%, 03/01/29                                   1,800            1,800
   Illinois State,
      Development Finance Authority RB,
      World Communications Project, (A) (B) (C)
      1.350%, 08/01/15                                   2,900            2,900
   Illinois State,
      Educational Facilities Authority RB,
      ACI Cultural Pooled Financing Project
      (A) (B) (C)
      1.400%, 08/01/30                                   1,900            1,900
   Illinois State,
      Educational Facilities Authority RB,
      ACI Cultural Pooled Financing
      (A) (B) (C)
      1.350%, 03/01/28                                   2,300            2,300
   Kane, Cook & Du Page Counties
      2.250%, 11/28/03                                   1,000            1,003
   Lincolnwood,
      Industrial Development Authority RB,
      Self Storage Center Project (A) (B) (C)
      1.500%, 02/01/04                                   1,270            1,270
   Oakbrook Terrace,
      Industrial Development Authority RB,
      Oakbrook Terrace Atrium Project
      (A) (B) (C)
      1.250%, 12/01/25                                   2,000            2,000
   Orland Park,
      Industrial Development Authority
      RB (A) (B) (C)
      1.400%, 12/28/04                                     855              855
   Rockford, School District TAW
      2.780%, 10/30/03                                   1,000            1,003
      3.100%, 10/31/03                                   1,000            1,006
   Tinley Park, Special Assessment RB,
      Town Pointe Development Project
      (A) (B) (C)
      1.400%, 02/01/07                                     575              575
-------------------------------------------------------------------------------
   TOTAL ILLINOIS                                                        21,732
-------------------------------------------------------------------------------


30 APRIL 30, 2003

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
-------------------------------------------------------------------------------
   INDIANA - 7.8%
   Avon, Community School Warrants
      1.950%, 12/31/03                                  $1,000          $ 1,002
   Indiana State,
      Development Finance Authority RB,
      Cathedral High School Project
      (A) (B) (C)
      1.400%, 09/01/26                                   1,250            1,250
   Indiana State,
      Educational Facilities Authority RB,
      Evansville University Project,
      Ser B (A) (B) (C)
      1.500%, 12/01/29                                   2,000            2,000
   Indiana State,
      Health Facilities Financing Authority
      RB, Ascension Health Credit Group,
      Ser A4 (A) (B)
      1.150%, 11/15/36                                   3,000            3,000
   Indiana State,
      Health Facilities Financing Authority
      RB, Capital Access Project (A) (B) (C)
      1.350%, 04/01/13                                   1,500            1,500
      1.350%, 01/01/20                                   4,150            4,150
   Knox, Community School Corporate Industry TAW
      1.750%, 12/31/03                                   1,000            1,002
   Noblesville Redevelopment Authority
      1.500%, 09/15/03                                   1,100            1,100
   Tippecanoe Indiana, TAN
      2.000%, 12/30/03                                   1,100            1,104
-------------------------------------------------------------------------------
   TOTAL INDIANA                                                         16,108
-------------------------------------------------------------------------------
   IOWA - 3.7%
   Chillicothe, Pollution Control Authority RB,
      Iowa-Illinois Gas & Electric Project (A) (B)
      1.500%, 01/01/23                                   2,850            2,850
   Iowa State, Finance Authority RB,
      Drake University Project (A) (B) (C)
      1.400%, 07/01/31                                     100              100
   Iowa State, Health Care Facilities Authority RB,
      Care Initiatives Project (A) (B) (C)
      1.400%, 11/01/32                                   3,200            3,200
   Louisa County, Pollution Control Authority RB,
      Iowa-Illinois Gas & Electric Project, Ser A (A) (B)
      1.450%, 09/01/16                                   1,500            1,500
-------------------------------------------------------------------------------
   TOTAL IOWA                                                             7,650
-------------------------------------------------------------------------------
   KANSAS - 3.1%
   Kansas State, Finance Authority RB,
      Kansas Department Administration, Ser J1 (A) (B)
      1.400%, 12/01/18                                   4,900            4,900
   Olathe, Health Facilities RB,
      Olathe Medical Center, Ser A, AMBAC (A) (B)
      1.400%, 09/01/32                                     300              300
   Prairie Village RB, Corinth Place Apartments (A) (B)
      1.350%, 11/01/30                                   1,350            1,350
-------------------------------------------------------------------------------
   TOTAL KANSAS                                                           6,550
-------------------------------------------------------------------------------

                                                              APRIL 30, 2003 31

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                        FACE               VALUE
DESCRIPTION                                           AMT. (000)           (000)
-------------------------------------------------------------------------------
   KENTUCKY - 2.9%
   Kentucky, Rural Water Financial RB (A) (B)
      2.250%, 11/01/03                                  $1,000          $ 1,006
   Lexington-Fayette Urban County,
      Government Industrial
      Building Authority RB, American Horse Shows
      Association Project (A) (B) (C)
      1.500%, 12/01/18                                   1,970            1,970
   Lexington-Fayette Urban County, Sayre School
      RB (A) (B) (C)
      1.400%, 08/01/21                                   3,000            3,000
-------------------------------------------------------------------------------
   TOTAL KENTUCKY                                                         5,976
-------------------------------------------------------------------------------
   LOUISIANA - 0.4%
   East Baton Rouge RB, Pollution Control
      Revenue (A) (B) (C)
      1.350%, 06/01/11                                     800              800
-------------------------------------------------------------------------------
   TOTAL LOUISIANA                                                          800
-------------------------------------------------------------------------------
   MASSACHUSETTS - 0.9%
   Blackstone Valley Vocational School
      Authority BAN
      2.500%, 07/15/03                                   1,000            1,001
   Massachusetts State, Health and Educational
      Facilities GO, Capital Asset Program,
      Ser E (A) (B) (C)
      1.400%, 01/01/35                                     900              900
-------------------------------------------------------------------------------
   TOTAL MASSACHUSETTS                                                    1,901
-------------------------------------------------------------------------------
   MICHIGAN - 3.6%
   Cedar Springs Public School GO,
      State Aid Notes
      1.800%, 08/21/03                                   2,300            2,301
   Farmington Hills,
      Hospital Finance Authority RB,
      Botsford General Hospital, Ser B,
      MBIA (A) (B)
      1.400%, 02/15/16                                     350              350
   Jackson County,
      Economic Development Authority RB,
      Thrifty Leoni Project (A) (B) (C)
      1.700%, 12/01/14                                   1,000            1,000
   Michigan State, Job Development Authority RB,
      East Lansing Residential Project (A) (B) (C)
      1.180%, 12/01/14                                     900              900
   Michigan State, Municipal Bond Authority RN
      2.250%, 08/22/03                                   1,500            1,504
   Pinckney, Community Schools State Aid Notes
      1.850%, 08/21/03                                   1,500            1,501
-------------------------------------------------------------------------------
   TOTAL MICHIGAN                                                         7,556
-------------------------------------------------------------------------------


32 APRIL 30, 2003

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
-------------------------------------------------------------------------------
   MINNESOTA - 1.5%
   Duluth, Economic Development Authority RB,
      Miller-Dwan Medical Center Project
      (A) (B) (C)
      1.400%, 06/01/19                                  $  540          $   540
   Mankato, Revenue Authority RB,
      Bethany Lutheran College Project,
      Ser B, (A) (B) (C)
      1.400%, 11/01/15                                   1,740            1,740
   Minneapolis RB,
      Minnehaha Academy School Project
      (A) (B) (C)
      1.450%, 05/01/26                                     900              900
-------------------------------------------------------------------------------
   TOTAL MINNESOTA                                                        3,180
-------------------------------------------------------------------------------
   MISSOURI - 8.2%
   Clayton,
      Industrial Development Authority RB,
      Bailey Court Project (A) (B) (C)
      1.510%, 01/01/09                                     500              500
   Kansas City,
      Industrial Development Authority RB,
      Bethesda Living Center Project,
      Ser A (A) (B) (C)
      1.400%, 08/01/31                                   2,200            2,200
   Kansas City,
      Industrial Development Authority RB,
      Ewing Marion Kauffman, Ser A (A) (B)
      1.350%, 04/01/27                                   1,100            1,100
   Kansas City,
      Industrial Development Authority RB,
      Ewing Marion Kaufman (A) (B)
      1.350%, 04/01/27                                   4,040            4,040
   Missouri State,
      Health & Educational Facilities
      Authority RB, Drury College Project
      (A) (B) (C)
      1.400%, 08/15/24                                     550              550
   Missouri State,
      Health & Educational Facilities
      Authority RN, Camdenton Project, Ser C
      2.250%, 10/24/03                                   3,050            3,059
   Missouri State,
      Health & Educational Facilities RB,
      Saint Francis Medical Center Project,
      Ser A (A) (B) (C)
      1.350%, 06/01/26                                   3,135            3,135
   Missouri State, State Office Buildings RB,
      Ser B (A) (B)
      4.000%, 12/01/03                                   1,500            1,520
   Saint Louis,
      Industrial Development Authority RB,
      Schnuck Markets Kirkwood Project (A) (B) (C)
      1.400%, 12/01/15                                     900              900
-------------------------------------------------------------------------------
   TOTAL MISSOURI                                                        17,004
-------------------------------------------------------------------------------
   MONTANA - 0.7%
   Montana State, Board Investment RB,
      Municipal Finance
      Consolidated-Intercapitalization
      Project (A) (B)
      1.350%, 03/01/25                                   1,500            1,500
-------------------------------------------------------------------------------
   TOTAL MONTANA                                                          1,500
-------------------------------------------------------------------------------

                                                              APRIL 30, 2003 33

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
-------------------------------------------------------------------------------
   NEBRASKA - 0.8%
   Nebraska State, Educational Financial Authority,
      Creighton University Project RB (A) (B) (C)
      1.350%, 08/01/31                                  $1,700          $ 1,700
-------------------------------------------------------------------------------
   TOTAL NEBRASKA                                                         1,700
-------------------------------------------------------------------------------
   NEW HAMPSHIRE - 2.9%
   Androscoggin Valley BAN
      2.000%, 07/24/03                                   5,000            5,008
   Coos County TAN
      1.625%, 12/31/03                                   1,000            1,002
-------------------------------------------------------------------------------
   TOTAL NEW HAMPSHIRE                                                    6,010
-------------------------------------------------------------------------------
   NEW YORK - 3.9%
   New York, Public Improvements Project GO,
      Ser A-4 (A) (B) (C)
      1.300%, 08/01/21                                   1,000            1,000
   New York, Ser D, FGIC (A) (B)
      1.300%, 02/01/21                                   5,700            5,700
   Suffolk County, Water Authority BAN (A)
      1.300%, 01/01/08                                   1,500            1,500
-------------------------------------------------------------------------------
   TOTAL NEW YORK                                                         8,200
-------------------------------------------------------------------------------
   OHIO - 6.0%
   Allen County BAN
      1.780%, 09/10/03                                   1,000            1,001
   American Municipal Power BAN
      1.600%, 12/04/03                                     670              670
      1.450%, 12/19/03                                     420              420
   Brook Park BAN
      1.600%, 01/07/04                                     700              701
   Clermont County, Economic Development Authority RB,
      John Q. Hammons Project (A) (B) (C)
      1.850%, 05/01/12                                     700              700
   Ohio State, Higher Educational Facility RB,
      Case Western Reserve, Ser A (A) (B)
      1.400%, 10/01/31                                   2,800            2,800
   Ohio State, American Municipal Power BAN,
      Electric System Improvement Project
      1.800%, 07/16/03                                     500              500
   Ohio State, American Municipal Power BAN,
      Saint Mary's City Project
      1.700%, 10/09/03                                     870              870
   Ohio State, Higher Education Facilities RB,
      Kenyon College Project (A) (B)
      1.400%, 08/01/33                                     150              150


34 APRIL 30, 2003

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)          (000)
-------------------------------------------------------------------------------
   Shaker Heights GO, Community Development
      Project (A) (B)
      2.250%, 07/10/03                                  $1,000          $ 1,001
   Toledo Lucas County,
      Port Facilities Authority RB,
      Toledo Museum of Art Project (A) (B) (C)
      1.350%, 09/01/19                                   1,200            1,200
   Toledo University RB, FGIC (A) (B)
      1.400%, 06/01/32                                   2,500            2,500
-------------------------------------------------------------------------------
   TOTAL OHIO                                                            12,513
-------------------------------------------------------------------------------
   OKLAHOMA - 1.0%
   Tulsa, Industrial Development Authority RB,
      Tulsa County Housing Fund Project (A) (B)
      1.450%, 10/01/32                                   2,000            2,000
-------------------------------------------------------------------------------
   TOTAL OKLAHOMA                                                         2,000
-------------------------------------------------------------------------------
   OREGON - 2.3%
   Oregon State TRAN, Ser A,
      3.250%, 05/01/03                                   1,000            1,000
   Portland Economic Development RB,
      Broadway Project,
      Ser A, AMBAC (A) (B) (C)
      1.400%, 04/01/35                                   3,750            3,750
-------------------------------------------------------------------------------
   TOTAL OREGON                                                           4,750
-------------------------------------------------------------------------------
   PENNSYLVANIA - 8.8%
   Allegheny County RB,
      Industrial Development Authority,
      Jewish Home & Hospital Project,
      Ser B (A) (B) (C)
      1.400%, 10/01/26                                   1,240            1,240
   Dauphin County, General Authority RB,
      Allied Health Pooled Financing Program,
      Ser B, FSA (A) (B)
      1.450%, 10/01/27                                   1,300            1,300
   Luzerne County,
      Convention Center Authority RB,
      Hotel Room Rent Tax Project,
      Ser A (A) (B) (C)
      1.350%, 09/01/28                                   1,400            1,400
   Pennsylvania Higher Educational Facility RB,
      CICU Funding Program, Ser B7 (A) (B) (C)
      1.400%, 11/01/23                                   1,300            1,300
   Pennsylvania State,
      Economic Development Financing
      Authority RB, Philadelphia Area Project,
      Ser J3 (A) (B) (C)
      1.410%, 11/01/30                                   4,200            4,200
   Pennsylvania State,
      Higher Education Association
      Independent Colleges RB, Ser I1 (A) (B) (C)
      1.400%, 11/01/31                                   2,000            2,000
   Philadelphia RB, School for the Deaf
      Project (A) (B) (C)
      1.400%, 11/01/32                                   1,000            1,000
   Philadelphia RB, Childrens Hospital Project,
      Ser D, MBIA (A) (B)
      1.350%, 07/01/31                                   1,000            1,000



                                                              APRIL 30, 2003 35

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
-------------------------------------------------------------------------------
   Philadelphia RB, Industrial Development Authority,
      Ingles House Project (A) (B)
      1.850%, 05/01/17                                  $  500          $   500
   Philadelphia TRAN, Ser A
      3.000%, 06/30/03                                   3,000            3,007
   Philadelphia, Hospital & Higher Education Facilities
      Authority RB, Temple East Project,
      Ser B (A) (B) (C)
      1.450%, 06/01/14                                     300              300
   Temple University, Commonwealth of Higher
      Education RN
      1.200%, 05/04/04                                   1,000            1,000
-------------------------------------------------------------------------------
   TOTAL PENNSYLVANIA                                                    18,247
-------------------------------------------------------------------------------
   SOUTH DAKOTA - 0.3%
   South Dakota Housing Development Authority RB,
      Ser A (A) (B)
      3.750%, 05/01/03                                     685              685
-------------------------------------------------------------------------------
   TOTAL SOUTH DAKOTA                                                       685
-------------------------------------------------------------------------------
   TENNESSEE - 1.2%
   Chattanooga,
      Health Education and Facilities Board RB,
      McCallie School Project (A) (B) (C)
      1.350%, 12/01/23                                   1,400            1,400
   Wilson County, Industrial Development Board RB,
      Hartmann Luggage Project (A) (B)
      1.540%, 07/01/26                                   1,100            1,100
-------------------------------------------------------------------------------
   TOTAL TENNESSEE                                                        2,500
-------------------------------------------------------------------------------
   TEXAS - 1.5%
   Corpus Christi,
      Industrial Development Authority RB,
      Texas Air Investment Project (A) (B) (C)
      1.450%, 08/01/11                                     385              385
   Garland, Health Facilities Authority RB,
      Chambrel Club Project (A) (B)
      1.400%, 11/15/32                                   2,700            2,700
-------------------------------------------------------------------------------
   TOTAL TEXAS                                                            3,085
-------------------------------------------------------------------------------
   UTAH - 1.8%
   Murray City TRAN
      2.250%, 06/30/03                                   3,100            3,105
   Weber County School District GO (A) (B)
      4.000%, 06/15/03                                     565              567
-------------------------------------------------------------------------------
   TOTAL UTAH                                                             3,672
-------------------------------------------------------------------------------

36 APRIL 30, 2003

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE            VALUE
DESCRIPTION                                            AMT. (000)         (000)
-------------------------------------------------------------------------------
   VERMONT - 1.9%
   Vermont State, Educational & Health Buildings Financing
      Authority RB, Capital Asset Financing Program,
      Ser 1 (A) (B) (C)
      1.450%, 06/01/22                                  $3,900          $ 3,900
-------------------------------------------------------------------------------
   TOTAL VERMONT                                                          3,900
-------------------------------------------------------------------------------
   WASHINGTON - 1.5%
   Seattle, Low Income Housing Authority RB,
      Foss Home Project (A) (B) (C)
      1.400%, 12/01/24                                     140              140
   Washington State GO, Ser A11, MBIA (A) (B)
      1.460%, 06/01/17                                     700              700
   Washington State, Housing Finance Commission
      Non-Profit RB, Panorama City Project (A) (B) (C)
      1.400%, 01/01/27                                     500              500
   Washington State, Housing Finance Commission
      Non-Profit RB, Rockwood Retirement
      Community (A) (B) (C)
      1.400%, 01/01/34                                   1,000            1,000
   Washington State, Housing Finance Commission
      Non-Profit RB, Tacoma Art Museum Project
      (A) (B) (C)
      1.400%, 06/01/32                                     100              100
   Washington State, Housing Finance Commission
      Non-Profit RB, St. Vincent DePaul Project,
      Ser A, (A) (B) (C)
      1.400%, 02/01/30                                     500              500
   Washington State, Housing Finance Commission
      Non-Profit RB, YMCA Columbia/Willamette
      Project (A) (B) (C)
      1.400%, 08/01/24                                     100              100
-------------------------------------------------------------------------------
   TOTAL WASHINGTON                                                       3,040
-------------------------------------------------------------------------------
   WEST VIRGINIA - 0.6%
   Putnam County, Industrial Development RB,
      FMC Project (A) (B) (C)
      1.150%, 10/01/11                                   1,200            1,200
-------------------------------------------------------------------------------
   TOTAL WEST VIRGINIA                                                    1,200
-------------------------------------------------------------------------------
   WISCONSIN - 3.5%
   Chippewa Falls BAN
      2.000%, 11/01/03                                   1,075            1,080
   Fond Du Lac BAN
      1.800%, 04/30/04                                   2,945            2,962


                                                              APRIL 30, 2003 37

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
-------------------------------------------------------------------------------
   Milwaukee RB, Montessori Society School
      Project (A) (B) (C)
      1.450%, 07/01/21                                  $  600          $   600
   Wisconsin State,
      Health & Educational Facilities
      Authority RB, Gundersen Lutheran Project,
      Ser A, FSA (A) (B)
      1.400%, 12/01/15                                     800              800
   Wisconsin State,
      Health & Educational Facilities
      Authority RB, Milwaukee Protestant
      Home Project, Ser A (A) (B) (C)
      1.400%, 10/01/29                                     900              900
   Wisconsin State,
      Health & Educational Facilities
      Authority RB, Oakwood Village
      East Lutheran Homes Project (A) (B) (C)
      1.400%, 08/15/30                                   1,000            1,000
-------------------------------------------------------------------------------
   TOTAL WISCONSIN                                                        7,342
-------------------------------------------------------------------------------
   WYOMING - 0.7%
   Cambell County, School District TAW
      2.500%, 06/26/03                                   1,500            1,501
-------------------------------------------------------------------------------
   TOTAL WYOMING                                                          1,501
-------------------------------------------------------------------------------
   MULTI-STATE - 0.9%
   Greystone,
      Municipal Lease Certificate Trust
      Authority COP, Ser A (A) (B) (C)
      1.530%, 07/01/05                                     565              565
   Greystone,
      Tax Exempt Certificate Trust Authority RB,
      Senior Certificate of Beneficial
      Ownership Project (A) (B) (C)
      1.510%, 05/01/28                                     605              605
   McDonald Tax-Exempt Mortgage Trust (A) (B) (C)
      2.100%, 01/15/09                                     748              748
-------------------------------------------------------------------------------
   TOTAL MULTI-STATE                                                      1,918
-------------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS
      (COST $208,268)                                                   208,268
-------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 100.4%
      (COST $208,268)                                                   208,268
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (0.4)%
   Investment Advisory Fees Payable                                         (30)
   Administrator Fees Payable                                               (26)
   Custodian Fees Payable                                                    (3)
   Distribution Fees Payable                                                (30)
   Other Assets and Liabilities, Net                                       (767)
-------------------------------------------------------------------------------
   TOTAL OTHER ASSETS & LIABILITIES                                        (856)
-------------------------------------------------------------------------------


38 APRIL 30, 2003

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                          VALUE
DESCRIPTION                                                               (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of  Institutional  Shares
   (unlimited authorization -- no par value)
   based on 84,908,748 outstanding shares of
   beneficial interest                                                 $ 84,909
Portfolio Capital of Investment Investment Service Shares
   (unlimited authorization -- no par value)
   based on 96,125,722 outstanding shares of
   beneficial interest                                                   96,126
Portfolio Capital of Sweep Class Shares
   (unlimited authorization -- no par value)
   based on 26,387,280 outstanding shares of
   beneficial interest                                                   26,387
Accumulated net realized loss on investments                                (10)
-------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                                          $207,412
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES                                                   $1.00
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SERVICE SHARES                                              $1.00
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   SWEEP CLASS SHARES                                                     $1.00
-------------------------------------------------------------------------------
(A)  Floating rate security.
(B) Put & Demand Feature -- the date reported is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Notes
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
RN -- Revenue Notes
Ser -- Series
TAN -- Tax Anticipation Notes
TAW -- Tax Anticipation Warrants
TRAN -- Tax & Revenue Anticipation Notes
VHA -- Veterans Hospital Authority

The accompanying notes are an integral part of the financial statements.

                                                              APRIL 30, 2003 39

STATEMENTS OF OPERATIONS (000) (UNAUDITED)
For the six months ended April 30, 2003


                                                EXPEDITION         EXPEDITION
                                                  EQUITY          EQUITY INCOME
                                                   FUND               FUND
                                                ----------        -------------
INVESTMENT INCOME:
   Dividends                                    $  1,544             $   137
   Interest                                           16                   4
                                                --------             -------
   Total investment income                         1,560                 141
                                                --------             -------
EXPENSES:
   Investment advisory fees                          637                  50
   Administrator fees                                170                  37
   Transfer agent fees                               141                  56
   Custodian fees                                     17                   1
   Distribution fees --
     Investment Shares - Class A                       9                  --
     Investment Shares - Class B                      64                   3
   Professional fees                                  15                   8
   Printing fees                                       6                   1
   Registration fees                                   5                   1
   Trustees' fees                                      3                  --
   Other fees                                          9                   1
                                                --------             -------
   Total expenses                                  1,076                 158
                                                --------             -------
   Less:
   Waiver of investment advisory fees                 --                 (50)
   Reimbursement of investment
     advisor fees                                     --                 (20)
                                                --------             -------
   Net expenses                                    1,076                  88
                                                --------             -------
   NET INVESTMENT INCOME                             484                  53
                                                --------             --------
   Net realized loss on investments              (18,185)             (2,848)
   Net change in unrealized appreciation
     of investments                               25,854               2,949
                                                --------             -------
   NET REALIZED AND UNREALIZED
     GAIN ON INVESTMENTS                           7,669                 101
                                                --------             -------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                  $  8,153             $   154
                                                ========             =======

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

40 APRIL 30, 2003

STATEMENTS OF OPERATIONS (000) (UNAUDITED)
For the six months ended April 30, 2003

                                                EXPEDITION         EXPEDITION
                                                INVESTMENT   TAX-FREE INVESTMENT
                                                GRADE BOND         GRADE BOND
                                                   FUND               FUND
                                                ----------   -------------------
INVESTMENT INCOME:
   Interest                                       $3,144              $1,674
                                                  ------              ------
   Total investment income                         3,144               1,674
                                                  ------              ------
EXPENSES:
   Investment advisory fees                          295                 190
   Administrator fees                                118                  76
   Transfer agent fees                                81                  46
   Custodian fees                                     12                   8
   Distribution fees --
     Investment Shares - Class A                       7                   1
     Investment Shares - Class B                      10                   1
   Professional fees                                  12                  10
   Registration fees                                   5                   3
   Printing fees                                       4                   3
   Trustees' fees                                      1                   1
   Other fees                                          6                   7
                                                  ------              ------
   Total expenses                                    551                 346
                                                  ------              ------
   Less:
   Waiver of investment advisory fees                (62)                (38)
                                                  ------              ------
   Net expenses                                      489                 308
                                                  ------              ------
   NET INVESTMENT INCOME                           2,655               1,366
                                                  ------              ------
   Net realized gain on investments                  446               1,138
   Net change in unrealized appreciation
     of investments                                1,607                 285
                                                  ------              ------
   NET REALIZED AND UNREALIZED
     GAIN ON INVESTMENTS                           2,053               1,423
                                                  ------              ------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                    $4,708              $2,789
                                                  ======              ======



The accompanying notes are an integral part of the financial statements.

                                                             APRIL 30, 2003 41

STATEMENTS OF OPERATIONS (000) (UNAUDITED)
For the six months ended April 30, 2003

                                                                   EXPEDITION
                                                EXPEDITION          TAX-FREE
                                               MONEY MARKET       MONEY MARKET
                                                   FUND               FUND
                                               ------------       ------------
INVESTMENT INCOME:
   Interest                                       $4,470              $1,245
                                                  ------              ------
   Total investment income                         4,470               1,245
                                                  ------              ------
EXPENSES:
   Investment advisory fees                        1,203                 369
   Administrator fees                                451                 138
   Transfer agent fees                               221                  57
   Custodian fees                                     60                  18
   Shareholder Servicing Fees --
     Investment Service Shares                       414                 115
     Sweep Class Shares                               89                  32
   Professional fees                                  29                  14
   Registration fees                                  27                   6
   Printing fees                                      18                   6
   Trustees' fees                                      9                   2
   Amortization of organization costs                 --                   1
   Other fees                                          9                   4
                                                  ------              ------
   Total expenses                                  2,530                 762
                                                  ------              ------
   Less:
   Waiver of investment advisory fees               (674)               (218)
                                                  ------              ------
   Net expenses                                    1,856                 544
                                                  ------              ------
   NET INVESTMENT INCOME                           2,614                 701
                                                  ------              ------
   Net realized gain on investments                   24                  --
                                                  ------              ------
   NET REALIZED GAIN
     ON INVESTMENTS                                   24                  --
                                                  ------              ------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                    $2,638              $  701
                                                  ======              ======


Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

42 APRIL 30, 2003

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the six months ended April 30, 2003 (unaudited) and the year ended October 31, 2002

                                                                  EXPEDITION                EXPEDITION
                                                                    EQUITY                 EQUITY INCOME
                                                                     FUND                      FUND
                                                            ----------------------    ----------------------
                                                             Period         Year        Period        Year
                                                              Ended         Ended       Ended        Ended
                                                            04/30/03      10/31/02     04/30/03     10/31/02
                                                            ---------    ---------    ---------    ---------
OPERATIONS:
Investment income                                            $    484    $     220     $     53      $    99
Net realized loss on investments                              (18,185)     (35,629)      (2,848)      (6,195)
Net change in unrealized appreciation
   (depreciation) of investments                               25,854      (22,715)       2,949        1,648
                                                             --------    ---------     --------      -------
Net increase (decrease) in net assets resulting
   from operations                                              8,153      (58,124)         154       (4,448)
                                                             --------    ---------     --------      -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income:
   Institutional Shares                                          (577)          --          (59)        (100)
   Investment Shares - Class A                                     (7)          --           (1)          (1)
   Investment Shares - Class B                                     --           --           --           --
                                                             --------    ---------     --------      -------
   Total distributions                                           (584)          --          (60)        (101)
                                                             --------    ---------     --------      -------
CAPITAL SHARE TRANSACTIONS (1):
Institutional Shares:
   Proceeds from sales                                          4,056       27,244           29          837
   Shares issued in lieu of cash distributions                    318           --           --           --
   Payments for redemptions                                   (42,223)     (91,883)      (1,856)      (3,183)
                                                             --------    ---------     --------      -------
Decrease in net assets from
   Institutional Shares transactions                          (37,849)     (64,639)      (1,827)      (2,346)
                                                             --------    ---------     --------      -------
Investment Shares - Class A:
   Proceeds from sales                                            708        2,186           18          185
   Shares issued in lieu of cash distributions                      7           --            1            1
   Payments for redemptions                                      (624)      (3,917)         (46)        (170)
                                                             --------    ---------     --------      -------
Increase (decrease) in net assets from
   Investment Shares - Class A transactions                        91       (1,731)         (27)          16
                                                             --------    ---------     --------      -------
Investment Shares - Class B:
   Proceeds from sales                                            786        3,115           46          399
   Shares issued in lieu of cash distributions                     --           --           --           --
   Payments for redemptions                                    (1,313)      (3,773)         (81)        (285)
                                                             --------    ---------     --------      -------
Increase (decrease) in net assets from
   Investment Shares - Class B transactions                      (527)        (658)         (35)         114
                                                             --------    ---------     --------      -------
Total decrease in net assets from
   capital share transactions                                 (38,285)     (67,028)      (1,889)      (2,216)
                                                             --------    ---------     --------      -------
   Total decrease in net assets                               (30,716)    (125,152)      (1,795)      (6,765)
                                                             --------    ---------     --------      -------
NET ASSETS AT BEGINNING OF PERIOD                             193,279      318,431       14,880       21,645
                                                             --------    ---------     --------      -------
NET ASSETS AT END OF PERIOD                                  $162,563    $ 193,279     $ 13,085      $14,880
                                                             ========    =========     ========      =======

(1) See note 5 in the notes to financial statements for additional information Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                               APRIL 30, 2003 43

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the six months ended April 30, 2003 (unaudited) and the year ended October 31, 2002

                                                                                      EXPEDITION
                                                            EXPEDITION                 TAX-FREE
                                                         INVESTMENT GRADE          INVESTMENT GRADE
                                                            BOND FUND                 BOND FUND
                                                      ----------------------    ----------------------
                                                       Period        Year        Period       Year
                                                        Ended        Ended        Ended       Ended
                                                       04/30/03     10/31/02     04/30/03    10/31/02
                                                      ---------    ---------    ---------    ---------
OPERATIONS:
Investment income                                      $  2,655     $  6,122      $ 1,366     $  3,068
Net realized gain on investments                            446        1,462        1,138        1,276
Net change in unrealized appreciation
   (depreciation) of investments                          1,607          151          285         (590)
                                                       --------     --------      -------     --------
Net increase in net assets resulting
   from operations                                        4,708        7,735        2,789        3,754
                                                       --------     --------      -------     --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income:
   Institutional Shares                                  (2,531)      (5,843)      (1,361)      (3,033)
   Investment Shares - Class A                             (116)        (250)          (9)         (31)
   Investment Shares - Class B                              (36)         (54)          (3)          (6)
Realized capital gains net:
   Institutional Shares                                      --           --       (1,267)        (335)
   Investment Shares - Class A                               --           --          (14)          (3)
   Investment Shares - Class B                               --           --           (4)          (1)
                                                       --------     --------      -------     --------
   Total distributions                                   (2,683)      (6,147)      (2,658)      (3,409)
                                                       --------     --------      -------     --------
CAPITAL SHARE TRANSACTIONS (1):
Institutional Shares:
   Proceeds from sales                                   19,225       24,890        7,337        6,231
   Shares issued in lieu of cash distributions            1,437        3,393          939          327
   Payments for redemptions                             (17,632)     (38,707)      (7,084)     (18,293)
                                                       --------     --------      -------     --------
Increase (decrease) in net assets from
   Institutional Shares transactions                      3,030      (10,424)       1,192      (11,735)
                                                       --------     --------      -------     --------
Investment Shares - Class A:
   Proceeds from sales                                      231          459            8            2
   Shares issued in lieu of cash distributions               90          189           23           33
   Payments for redemptions                                (218)        (698)        (504)         (86)
                                                       --------     --------      -------     --------
Increase (decrease) in net assets from
   Investment Shares - Class A transactions                 103          (50)        (473)         (51)
                                                       --------     --------      -------     --------
Investment Shares - Class B:
   Proceeds from sales                                      490        1,224           39           63
   Shares issued in lieu of cash distributions               33           47            6            5
   Payments for redemptions                                (213)        (454)         (10)         (27)
                                                       --------     --------      -------     --------
Increase in net assets from Investment
   Shares - Class B transactions                            310          817           35           41
                                                       --------     --------      -------     --------
Total increase (decrease) in net assets from
   capital share transactions                             3,443       (9,657)         754      (11,745)
                                                       --------     --------      -------     --------
   Total increase (decrease) in net assets                5,468       (8,069)         885      (11,400)
                                                       --------     --------      -------     --------
NET ASSETS AT BEGINNING OF PERIOD                       117,531      125,600       76,115       87,515
                                                       --------     --------      -------     --------
NET ASSETS AT END OF PERIOD                            $122,999     $117,531      $77,000     $ 76,115
                                                       ========     ========      =======     ========


(1) See note 5 in the notes to financial statements for additional information Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

44 APRIL 30, 2003

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the six months ended April 30, 2003 (unaudited) and the year ended October 31, 2002

                                                                       EXPEDITION
                                                  EXPEDITION             TAX-FREE
                                                 MONEY MARKET          MONEY MARKET
                                                     FUND                  FUND
                                             -------------------    -------------------
                                              Period      Year       Period      Year
                                               Ended      Ended       Ended      Ended
                                             04/30/03   10/31/02    04/30/03   10/31/02
                                             --------   --------    --------   --------
OPERATIONS:
Investment income                           $   2,614  $   7,835   $     701  $   1,748
Net realized gain (loss) on investments            24        (21)         --         (3)
                                            ---------  ---------   ---------  ---------
Net increase in net assets resulting
   from operations                              2,638      7,814         701      1,745
                                            ---------  ---------   ---------  ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income:
   Institutional Shares                        (1,148)    (2,741)       (351)      (829)
   Investment Service Shares                   (1,314)    (4,494)       (304)      (881)
   Sweep Class Shares                            (162)      (601)        (45)       (38)
                                            ---------  ---------   ---------  ---------
Total distributions                            (2,624)    (7,836)       (700)    (1,748)
                                            ---------  ---------   ---------  ---------
CAPITAL SHARE TRANSACTIONS (1):
Institutional Shares:
   Proceeds from sales                        434,804    781,592     127,340    203,523
   Shares issued in lieu of
      cash distributions                           56        149          --         --
   Payments for redemptions                  (396,993)  (691,209)   (140,227)  (141,669)
                                            ---------  ---------   ---------  ---------
Increase (decrease) in net assets from
   Institutional Shares transactions           37,867     90,532     (12,887)    61,854
                                            ---------  ---------   ---------  ---------
Investment Service Shares:
   Proceeds from sales                        332,976    721,789     140,284    166,273
   Shares issued in lieu of
      cash distributions                          137        398           2         12
   Payments for redemptions                  (363,209)  (743,113)   (121,021)  (202,949)
                                            ---------  ---------   ---------  ---------
Increase (decrease) in net assets from
   Investment Service Shares transactions     (30,096)   (20,926)     19,265    (36,664)
                                            ---------  ---------   ---------  ---------
Sweep Class Shares:
   Proceeds from sales                         66,242    154,371      36,821     17,731
   Shares issued in lieu of
      cash distributions                          152        575          11         33
   Payments for redemptions                   (72,100)  (157,019)    (18,873)   (13,404)
                                            ---------  ---------   ---------  ---------
Increase (decrease) in net assets from
   Sweep Class Shares transactions             (5,706)    (2,073)     17,959      4,360
                                            ---------  ---------   ---------  ---------
Total increase in net assets from
   capital share transactions                   2,065     67,533      24,337     29,550
                                            ---------  ---------   ---------  ---------
   Total increase in net assets                 2,079     67,511      24,338     29,547
                                            ---------  ---------   ---------  ---------
NET ASSETS AT BEGINNING OF PERIOD             645,769    578,258     183,074    153,527
                                            ---------  ---------   ---------  ---------
NET ASSETS AT END OF PERIOD                 $ 647,848  $ 645,769   $ 207,412  $ 183,074
                                            =========  =========   =========  =========


(1) See note 5 in the notes to financial statements for additional information. Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                               APRIL 30, 2003 45

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

------------------------------------------------------------------------------------------------------------------------------------
                            NET           NET       REALIZED AND     DISTRIBUTIONS                 NET ASSET
                        ASSET VALUE,  INVESTMENT     UNREALIZED         FROM NET    DISTRIBUTIONS    VALUE,             NET ASSETS
                         BEGINNING      INCOME    GAINS OR (LOSSES)    INVESTMENT        FROM       END OF     TOTAL       END OF
                         OF PERIOD      (LOSS)     ON INVESTMENTS        INCOME     CAPITAL GAINS   PERIOD    RETURN+   PERIOD (000)
------------------------------------------------------------------------------------------------------------------------------------
EQUITY FUND                                                                                                   EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2003*                   $ 6.14        $ 0.01        $ 0.30            $(0.02)        $   --      $ 6.43      5.13%     $141,842
  2002                      7.99          0.01         (1.86)               --             --        6.14    (23.15)%     173,038
  2001                     14.25         (0.01)        (4.44)               --          (1.81)       7.99    (34.99)%     288,992
  2000                     13.09         (0.02)         2.67                --          (1.49)      14.25     22.01%      422,148
  1999                     10.55            --          3.13                --          (0.59)      13.09     30.87%      363,694
  1998                      9.39          0.06          1.67             (0.06)         (0.51)      10.55     19.18%      283,170
  Investment Shares - Class A
  2003*                   $ 6.08        $ 0.01        $ 0.29            $(0.01)        $   --      $ 6.37      4.87%     $  7,557
  2002                      7.93         (0.02)        (1.83)               --             --        6.08    (23.33)%       7,100
  2001                     14.18         (0.03)        (4.41)               --          (1.81)       7.93    (35.11)%      11,253
  2000                     13.06         (0.03)         2.64                --          (1.49)      14.18     21.73%       10,090
  1999                     10.58         (0.03)         3.10                --          (0.59)      13.06     30.16%        4,688
  1998(1)                   9.65          0.04          1.45             (0.05)         (0.51)      10.58     16.16%        1,911
  Investment Shares - Class B
  2003*                   $ 5.87        $(0.02)       $ 0.29            $   --         $   --      $ 6.14      4.60%     $ 13,164
  2002                      7.72         (0.07)        (1.78)               --             --        5.87    (23.96)%      13,141
  2001                     13.95         (0.09)        (4.33)               --          (1.81)       7.72    (35.61)%      18,186
  2000                     12.96         (0.08)         2.56                --          (1.49)      13.95     20.80%       20,358
  1999(2)                  10.82         (0.04)         2.77                --          (0.59)      12.96     26.31%        7,706
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND                                                                                            EQUITY INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2003*                   $ 5.78        $ 0.03        $ 0.07            $(0.03)        $   --      $ 5.85      1.72%     $ 12,124
  2002                      7.42          0.04         (1.64)            (0.04)            --        5.78    (21.66)%      13,865
  2001                     10.77          0.05         (2.82)            (0.05)         (0.53)       7.42    (26.99)%      20,401
  2000(3)                  10.00          0.07          0.76             (0.06)            --       10.77      8.36%       34,420
  Investment Shares - Class A
  2003*                   $ 5.77        $ 0.02        $ 0.07            $(0.02)        $   --      $ 5.84      1.58%     $    286
  2002                      7.41          0.02         (1.64)            (0.02)            --        5.77    (21.87)%         309
  2001                     10.76          0.04         (2.83)            (0.03)         (0.53)       7.41    (27.19)%         408
  2000(4)                   9.78          0.04          1.00             (0.06)            --       10.76     10.60%          286
  Investment Shares - Class B
  2003*                   $ 5.73        $(0.01)       $ 0.07            $   --**       $   --      $ 5.79      1.06%     $    675
  2002                      7.38         (0.03)        (1.62)               --             --        5.73    (22.36)%         706
  2001                     10.75         (0.02)        (2.82)               --          (0.53)       7.38    (27.66)%         836
  2000(5)                   9.82          0.01          0.94             (0.02)            --       10.75      9.71%          427

 * For the six months ended April 30, 2003 (unaudited). All ratios for the period have been annualized.
**   Amount represents less than $0.01.
+    Returns are for the period indicated and have not been annualized.
(1) Commenced operations on November 24, 1997. All ratios for the period have been annualized.
(2) Commenced operations on November 16, 1998. All ratios for the period have been annualized.
(3) Commenced operations on March 3, 2000. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

46 APRIL 30, 2003

---------------------------------------------------------------------------------------------------------------------------
                          RATIO OF      RATIO OF NET      RATIO OF EXPENSES        RATIO OF NET INVESTMENT
                          EXPENSES       INVESTMENT      TO AVERAGE NET ASSETS  INCOME (LOSS) TO AVERAGE NET
                         TO AVERAGE   INCOME (LOSS) TO    (EXCLUDING WAIVERS      ASSETS (EXCLUDING WAIVERS     PORTFOLIO
                         NET ASSETS  AVERAGE NET ASSETS   AND REIMBURSEMENTS)       AND REIMBURSEMENTS)       TURNOVER RATE
---------------------------------------------------------------------------------------------------------------------------
EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2003*                     1.19%          0.66%                1.19%                      0.66%                 30.74%
  2002                      1.16%          0.16%                1.16%                      0.16%                 47.88%
  2001                      1.10%         (0.09)%               1.10%                     (0.09)%                79.08%
  2000                      1.05%         (0.22)%               1.05%                     (0.22)%                64.54%
  1999                      1.05%          0.04%                1.05%                      0.04%                 90.76%
  1998                      1.08%          0.38%                1.11%                      0.35%                 54.19%
  Investment Shares - Class A
  2003*                     1.44%          0.41%                1.44%                      0.41%                 30.74%
  2002                      1.41%         (0.09)%               1.41%                     (0.09)%                47.88%
  2001                      1.35%         (0.32)%               1.35%                     (0.32)%                79.08%
  2000                      1.30%         (0.49)%               1.30%                     (0.49)%                64.54%
  1999                      1.30%         (0.21)%               1.30%                     (0.21)%                90.76%
  1998(1)                   1.29%         (0.14)%               1.37%                     (0.22)%                54.19%
  Investment Shares - Class B
  2003*                     2.19%         (0.34)%               2.19%                     (0.34)%                30.74%
  2002                      2.16%         (0.84)%               2.16%                     (0.84)%                47.88%
  2001                      2.10%         (1.08)%               2.10%                     (1.08)%                79.08%
  2000                      2.05%         (1.24)%               2.05%                     (1.24)%                64.54%
  1999(2)                   2.05%         (0.95)%               2.05%                     (0.95)%                90.76%
---------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2003*                     1.25%          0.85%                2.30%                     (0.20)%                72.76%
  2002                      1.25%          0.56%                1.72%                      0.09%                 93.43%
  2001                      1.25%          0.60%                1.42%                      0.43%                 88.73%
  2000(3)                   1.25%          1.00%                1.25%                      1.00%                 73.31%
  Investment Shares - Class A
  2003*                     1.50%          0.60%                2.55%                     (0.45)%                72.76%
  2002                      1.50%          0.32%                1.97%                     (0.15)%                93.43%
  2001                      1.50%          0.32%                1.67%                      0.15%                 88.73%
  2000(4)                   1.50%          0.84%                1.50%                      0.84%                 73.31%
  Investment Shares - Class B
  2003*                     2.25%         (0.15)%               3.30%                     (1.20)%                72.76%
  2002                      2.25%         (0.43)%               2.72%                     (0.90)%                93.43%
  2001                      2.25%         (0.45)%               2.42%                     (0.62)%                88.73%
  2000(5)                   2.25%         (0.15)%               2.25%                     (0.15)%                73.31%

(4) Commenced operations on March 10, 2000. All ratios for the period have been annualized.
(5) Commenced operations on March 15, 2000. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                               APRIL 30, 2003 47

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

---------------------------------------------------------------------------------------------------------------------------------
                          NET                     REALIZED AND     DISTRIBUTIONS                 NET ASSET
                      ASSET VALUE,     NET         UNREALIZED        FROM NET     DISTRIBUTIONS   VALUE,            NET ASSETS
                       BEGINNING    INVESTMENT  GAINS OR (LOSSES)   INVESTMENT         FROM       END OF     TOTAL    END OF
                       OF PERIOD      INCOME     ON INVESTMENTS       INCOME      CAPITAL GAINS   PERIOD    RETURN+ PERIOD (000)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE
BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2003*                   $10.77      $0.24          $0.19            $(0.25)        $   --       $10.95      3.99%  $115,242
  2002                     10.60       0.53           0.17             (0.53)            --        10.77      6.88%   110,312
  2001                      9.72       0.53           0.88             (0.53)            --        10.60     15.00%   119,279
  2000                      9.65       0.53           0.07             (0.53)            --         9.72      6.49%   136,354
  1999                     10.15       0.49          (0.50)            (0.49)            --         9.65     (0.06)%   98,889
  1998                      9.85       0.51           0.30             (0.51)            --        10.15      8.43%   104,953
  Investment Shares - Class A
  2003*                   $10.76      $0.23          $0.18            $(0.23)        $   --       $10.94      3.87%  $  5,500
  2002                     10.59       0.50           0.17             (0.50)            --        10.76      6.61%     5,305
  2001                      9.71       0.50           0.88             (0.50)            --        10.59     14.72%     5,262
  2000                      9.64       0.51           0.07             (0.51)            --         9.71      6.22%     5,222
  1999                     10.15       0.47          (0.51)            (0.47)            --         9.64     (0.41)%    7,279
  1998                      9.85       0.49           0.30             (0.49)            --        10.15      8.25%    10,346
  Investment Shares - Class B
  2003*                   $10.78      $0.19          $0.19            $(0.19)        $   --       $10.97      3.58%  $  2,257
  2002                     10.61       0.42           0.17             (0.42)            --        10.78      5.82%     1,914
  2001                      9.72       0.43           0.89             (0.43)            --        10.61     13.99%     1,059
  2000                      9.64       0.44           0.08             (0.44)            --         9.72      5.54%       204
  1999(1)                  10.06       0.38          (0.17)            (0.63)            --         9.64      2.10%       214
---------------------------------------------------------------------------------------------------------------------------------
TAX-FREE INVESTMENT
GRADE BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2003*                   $11.00      $0.20          $0.20            $(0.20)        $(0.19)      $11.01      3.69%  $ 76,394
  2002(2)                  10.89       0.43           0.15             (0.43)         (0.04)       11.00      5.50%    75,064
  2001                     10.37       0.44           0.52             (0.44)            --        10.89      9.53%    86,461
  2000(3)                  10.00       0.31           0.37             (0.31)            --        10.37      6.84%    84,729
  Investment Shares - Class A
  2003*                   $10.99      $0.18          $0.21            $(0.18)        $(0.19)      $11.01      3.66%  $    347
  2002(2)                  10.88       0.40           0.15             (0.40)         (0.04)       10.99      5.24%       827
  2001                     10.36       0.42           0.52             (0.42)            --        10.88      9.26%       872
  2000(4)                  10.05       0.28           0.31             (0.28)            --        10.36      5.95%       523
  Investment Shares - Class B
  2003*                   $10.99      $0.14          $0.21            $(0.14)        $(0.19)      $11.01      3.28%  $    259
  2002(2)                  10.89       0.32           0.14             (0.32)         (0.04)       10.99      4.36%       224
  2001                     10.37       0.34           0.52             (0.34)            --        10.89      8.45%       182
  2000(5)                  10.18       0.13           0.19             (0.13)            --        10.37      3.16%         3

 * For the six months ended April 30, 2003 (unaudited). All ratios for the period have been annualized.
 +   Returns are for the period indicated and have not been annualized.
(1) Commenced operations on November 16, 1998. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

48 APRIL 30, 2003

---------------------------------------------------------------------------------------------------------------------
                        RATIO OF      RATIO OF NET       RATIO OF EXPENSES     RATIO OF NET INVESTMENT
                        EXPENSES        INVESTMENT     TO AVERAGE NET ASSETS    INCOME TO AVERAGE NET
                       TO AVERAGE       INCOME TO        (EXCLUDING WAIVERS   ASSETS (EXCLUDING WAIVERS   PORTFOLIO
                       NET ASSETS  AVERAGE NET ASSETS    AND REIMBURSEMENTS)    AND REIMBURSEMENTS)     TURNOVER RATE
---------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE
BOND FUND
---------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2003*                  0.80%            4.53%                0.90%                   4.43%               10.58%
  2002                   0.80%            5.06%                0.90%                   4.96%               13.80%
  2001                   0.77%            5.35%                0.86%                   5.26%               29.53%
  2000                   0.75%            5.61%                0.89%                   5.47%               77.09%
  1999                   0.90%            5.00%                1.15%                   4.75%               39.57%
  1998                   0.94%            5.11%                1.13%                   4.92%               32.93%
  Investment Shares - Class A
  2003*                  1.05%            4.28%                1.15%                   4.18%               10.58%
  2002                   1.05%            4.81%                1.15%                   4.71%               13.80%
  2001                   1.02%            5.09%                1.11%                   5.00%               29.53%
  2000                   1.00%            5.32%                1.14%                   5.18%               77.09%
  1999                   1.15%            4.75%                1.40%                   4.50%               39.57%
  1998                   1.10%            4.95%                1.25%                   4.80%               32.93%
  Investment Shares - Class B
  2003*                  1.80%            3.53%                1.90%                   3.43%               10.58%
  2002                   1.80%            4.03%                1.90%                   3.93%               13.80%
  2001                   1.77%            4.30%                1.86%                   4.22%               29.53%
  2000                   1.75%            4.58%                1.89%                   4.44%               77.09%
  1999(1)                1.90%            4.07%                2.15%                   3.82%               39.57%
---------------------------------------------------------------------------------------------------------------------
TAX-FREE INVESTMENT
GRADE BOND FUND
---------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2003*                  0.80%            3.60%                0.90%                   3.50%               20.51%
  2002(2)                0.80%            3.96%                0.88%                   3.88%               23.39%
  2001                   0.77%            4.22%                0.83%                   4.16%               29.84%
  2000(3)                0.65%            4.58%                0.75%                   4.48%               42.74%
  Investment Shares - Class A
  2003*                  1.05%            3.35%                1.15%                   3.25%               20.51%
  2002(2)                1.05%            3.71%                1.13%                   3.63%               23.39%
  2001                   1.02%            3.96%                1.08%                   3.90%               29.84%
  2000(4)                0.90%            4.36%                1.00%                   4.26%               42.74%
  Investment Shares - Class B
  2003*                  1.80%            2.60%                1.90%                   2.50%               20.51%
  2002(2)                1.80%            2.96%                1.88%                   2.88%               23.39%
  2001                   1.77%            3.18%                1.83%                   3.12%               29.84%
  2000(5)                1.65%            3.56%                1.75%                   3.46%               42.74%


(2) As required, effective November 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires it to record the accretion of market discounts. The effect of this change for the year ended October 31, 2002 was a decrease in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for period prior to November 1, 2001 have not been restated to reflect this change in accounting.
(3) Commenced operations on March 3, 2000. All ratios for the period have been annualized.
(4) Commenced operations on March 10, 2000. All ratios for the period have been annualized.
(5) Commenced operations on June 23, 2000. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                               APRIL 30, 2003 49

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

---------------------------------------------------------------------------------------------------------------------------------
                          NET                     REALIZED AND     DISTRIBUTIONS                 NET ASSET
                      ASSET VALUE,     NET         UNREALIZED        FROM NET     DISTRIBUTIONS   VALUE,            NET ASSETS
                       BEGINNING    INVESTMENT  GAINS OR (LOSSES)   INVESTMENT         FROM       END OF     TOTAL    END OF
                       OF PERIOD      INCOME     ON INVESTMENTS       INCOME      CAPITAL GAINS   PERIOD    RETURN+ PERIOD (000)
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2003*                    $1.00      $0.01            $--           $(0.01)           $--        $1.00      0.52%   $276,211
  2002                      1.00       0.01             --            (0.01)            --         1.00      1.56%    238,337
  2001                      1.00       0.04             --            (0.04)            --         1.00      4.61%    147,806
  2000                      1.00       0.06             --            (0.06)            --         1.00      5.96%    130,891
  1999                      1.00       0.05             --            (0.05)            --         1.00      4.83%    130,798
  1998                      1.00       0.05             --            (0.05)            --         1.00      5.33%    102,699
  Investment Service Shares
  2003*                    $1.00      $  --**          $--           $   --**          $--        $1.00      0.39%   $326,887
  2002                      1.00       0.01             --            (0.01)            --         1.00      1.31%    356,976
  2001                      1.00       0.04             --            (0.04)            --         1.00      4.35%    377,922
  2000                      1.00       0.06             --            (0.06)            --         1.00      5.69%    324,583
  1999                      1.00       0.05             --            (0.05)            --         1.00      4.56%    186,431
  1998                      1.00       0.05             --            (0.05)            --         1.00      5.07%    142,910
  Sweep Class Shares
  2003*                    $1.00      $  --**          $--           $   --**          $--        $1.00      0.33%   $ 44,750
  2002                      1.00       0.02             --            (0.02)            --         1.00      1.18%     50,456
  2001                      1.00       0.04             --            (0.04)            --         1.00      4.22%     52,530
  2000(1)                   1.00       0.01             --            (0.01)            --         1.00      1.53%     31,979
---------------------------------------------------------------------------------------------------------------------------------
TAX-FREE
MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2003*                    $1.00      $  --**          $--           $   --**          $--        $1.00       0.46%  $ 84,905
  2002                      1.00       0.01             --            (0.01)            --         1.00       1.28%    97,792
  2001                      1.00       0.03             --            (0.03)            --         1.00       2.97%    35,939
  2000                      1.00       0.04             --            (0.04)            --         1.00       3.80%     5,622
  1999(2)                   1.00       0.02             --            (0.02)            --         1.00       1.69%    28,874
  Investment Service Shares
  2003*                    $1.00      $  --**          $--           $   --**          $--        $1.00       0.33%  $ 96,120
  2002                      1.00       0.01             --            (0.01)            --         1.00       1.02%    76,854
  2001                      1.00       0.03             --            (0.03)            --         1.00       2.71%   113,519
  2000                      1.00       0.03             --            (0.03)            --         1.00       3.54%    72,535
  1999                      1.00       0.03             --            (0.03)            --         1.00       2.77%    59,889
  1998(3)                   1.00       0.01             --            (0.01)            --         1.00       1.33%    64,542
  Sweep Class Shares
  2003*                    $1.00      $  --**          $--           $   --**          $--        $1.00       0.27%  $ 26,387
  2002                      1.00       0.01             --            (0.01)            --         1.00       0.90%     8,428
  2001                      1.00       0.03             --            (0.03)            --         1.00       2.59%     4,069
  2000(1)                   1.00       0.01             --            (0.01)            --         1.00       1.00%     2,058

 *   For the six months ended April 30, 2003 (unaudited). All ratios for the period have been annualized.
**   Amount represents less than $0.01.
 +   Returns are for the period indicated and have not been annualized.
(1) Commenced operations on August 1, 2000. All ratios for the period have been annualized.
(2) Commenced operations on April 14, 1999. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

50 APRIL 30, 2003

---------------------------------------------------------------------------------------------------------
                         RATIO OF      RATIO OF NET      RATIO OF EXPENSES      RATIO OF NET INVESTMENT
                         EXPENSES        INVESTMENT     TO AVERAGE NET ASSETS    INCOME TO AVERAGE NET
                        TO AVERAGE       INCOME TO        (EXCLUDING WAIVERS   ASSETS (EXCLUDING WAIVERS
                        NET ASSETS  AVERAGE NET ASSETS   AND REIMBURSEMENTS)      AND REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------
  Institutional Shares
  2003*                   0.45%             1.04%                 0.67%                 0.82%
  2002                    0.45%             1.54%                 0.68%                 1.31%
  2001                    0.45%             4.59%                 0.72%                 4.32%
  2000                    0.43%             5.79%                 0.69%                 5.53%
  1999                    0.43%             4.73%                 0.77%                 4.39%
  1998                    0.43%             5.18%                 0.66%                 4.95%
  Investment Service Shares
  2003*                   0.70%             0.79%                 0.92%                 0.57%
  2002                    0.70%             1.30%                 0.93%                 1.07%
  2001                    0.70%             4.17%                 0.97%                 3.90%
  2000                    0.68%             5.62%                 0.94%                 5.36%
  1999                    0.68%             4.47%                 1.02%                 4.13%
  1998                    0.68%             4.95%                 0.91%                 4.73%
  Sweep Class Shares
  2003*                   0.82%             0.67%                 1.04%                 0.45%
  2002                    0.82%             1.18%                 1.05%                 0.95%
  2001                    0.82%             3.96%                 1.09%                 3.69%
  2000(1)                 0.80%             5.95%                 1.06%                 5.69%
---------------------------------------------------------------------------------------------------------
TAX-FREE
MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------
  Institutional Shares
  2003*                    0.43%            0.93%                 0.67%                 0.69%
  2002                     0.43%            1.25%                 0.68%                 1.00%
  2001                     0.43%            2.55%                 0.76%                 2.22%
  2000                     0.43%            3.61%                 0.69%                 3.35%
  1999(2)                  0.43%            3.06%                 0.89%                 2.60%
  Investment Service Shares
  2003*                    0.68%            0.68%                 0.92%                 0.44%
  2002                     0.68%            1.03%                 0.93%                 0.78%
  2001                     0.68%            2.62%                 1.01%                 2.29%
  2000                     0.68%            3.48%                 0.94%                 3.22%
  1999                     0.68%            2.73%                 0.95%                 2.46%
  1998(3)                  0.68%            2.95%                 0.78%                 2.85%
  Sweep Class Shares
  2003*                    0.80%            0.56%                 1.04%                 0.32%
  2002                     0.80%            0.91%                 1.05%                 0.66%
  2001                     0.80%            2.31%                 1.13%                 1.98%
  2000(1)                  0.80%            3.81%                 1.06%                 3.55%



(3) Commenced operations on May 20, 1998. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                               APRIL 30, 2003 51

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1) ORGANIZATION

The Expedition Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company offering the following Funds as of April 30, 2003: the Expedition Equity Fund (the "Equity Fund"), the Expedition Equity Income Fund (the "Equity Income Fund"), the Expedition Investment Grade Bond Fund (the "Investment Grade Bond Fund"), the Expedition Tax-Free Investment Grade Bond Fund (the "Tax-Free Investment Grade Bond Fund"), the Expedition Money Market Fund (the "Money Market Fund"), and the Expedition Tax-Free Money Market Fund (the "Tax-Free Money Market Fund") (collectively, the "Funds"). The Funds are registered to offer three classes of shares. The Equity, Equity Income, Investment Grade Bond, and Tax-Free Investment Grade Bond Funds offer Institutional Shares, Investment Shares - Class A and Investment Shares - Class B, and the Money Market and Tax-Free Money Market Funds offer Institutional Shares, Investment Service Shares and Sweep Class Shares. The assets of each Fund are segregated and a shareholder's interest is limited to the Funds in which shares are held. The investment objectives, policies, and strategies of the Funds are described in their prospectuses.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and income reported in the financial statements. Actual results could differ from those estimated.

SECURITY VALUATION -- Investment securities held by the Money Market Fund and the Tax-Free Money Market Fund are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investments in securities held in the Equity, Equity Income, Investment Grade Bond, and Tax-Free Investment Grade Bond Funds are valued as follows: equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the mean of the most recently quoted

52 APRIL 30, 2003
bid and asked price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general supervision of the Board of Trustees (the "Trustees").

REPURCHASE AGREEMENTS -- It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Compass Asset Management, a division of Compass Bank, the Funds' investment advisor (the "Advisor"), to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts, and premiums during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the Investment Grade Bond Fund, the Tax-Free Investment Grade Bond Fund, the Money Market Fund and the Tax-Free Money Market Fund are declared daily and paid monthly. The Equity Fund and the Equity Income Fund declare and pay dividends from net investment income quarterly. Any net realized capital gains will be distributed at least annually for all Funds.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased upon settlement. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

                                                               APRIL 30, 2003 53

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses, and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

(3) INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND SERVICE AGREEMENTS

INVESTMENT ADVISORY FEE -- Compass Asset Management, a division of Compass Bank, the Advisor, receives for its services annual advisory fees equal to 0.75% of each of the Equity and Equity Income Funds', 0.50% of each of the Investment Grade Bond and Tax-Free Investment Grade Bond Funds' and 0.40% of each of the Money Market and the Tax-Free Money Market Funds' average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee. The Advisor can modify or terminate these voluntary waivers at any time at its sole discretion.

INVESTMENT SUB-ADVISOR -- Weiss, Peck & Greer, L.L.C. ("WPG") serves as the Tax-Free Money Market Fund's investment sub-advisor under a sub-advisory agreement (the "Sub-Advisory Agreement") with the Advisor. Under the Sub-Advisory Agreement, WPG invests the assets of the Fund on a daily basis, and continuously administers the investment program of the Fund.

WPG is entitled to a fee which is paid by the Advisor and which is calculated daily and paid monthly, at an annual rate of: 0.075% of the Fund's average daily net assets up to $150 million; 0.05% of the next $350 million of the Fund's average daily net assets, 0.04% of the next $500 million of the Funds' average daily net assets; and 0.03% of the Fund's average daily net assets over $1 billion.

ADMINISTRATIVE FEE -- The Trust and SEI Investments Global Funds Services (the "Administrator"), a Delaware business trust, are parties to an administration agreement (the "Agreement") dated June 9, 1997, under which the Administrator provides the Trust with certain legal, accounting, and shareholder services for an annual fee of 0.20% of the Funds' average daily net assets. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund.

DISTRIBUTION FEES -- The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated June 9, 1997. The Equity, Equity Income, Investment Grade Bond, and Tax-Free Investment Grade Bond Funds have adopted Distribution Plans for Investment Shares - Class A and Investment Shares - Class B. Under the terms of each Plan the Funds pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares and 1.00% of the average daily net assets of Class B Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities.


54 APRIL 30, 2003

The Money Market and Tax-Free Money Market Funds have adopted and entered into a Shareholder Service Plan and Agreement with the Distributor. Each Fund pays the Distributor a monthly shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each Fund's Investment Service Shares and Sweep Class Shares, which may be used by the Distributor to provide compensation to service providers that have agreed to provide certain shareholders support services for their customers who own such Shares of the Funds.

ADMINISTRATIVE SERVICING FEES -- To the extent that investors buy Sweep Class Shares through Compass Bank or any of its affiliates providing sub-accounting, sub-transfer agency services or other administrative services, including Compass Brokerage, Inc., those entities may receive administrative servicing fees, payable from the Funds' assets, of up to 0.12% of each Fund's average daily net assets attributable to Sweep Class Shares.

CUSTODIAN FEES-- Compass Bank serves as the Funds' custodian. Their fee is based on a rate of 0.02% of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

(4) ORGANIZATION COSTS AND TRANSACTIONS
    WITH AFFILIATES

Organization costs have been capitalized by the Tax-Free Money Market Fund and are being amortized over sixty months commencing with the operations. In the event that any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for the period ended April 30, 2003 were as follows:

Equity Fund .......................................  $   655
Equity Income Fund ................................      176
Investment Grade Bond Fund ........................    1,403
Money Market Fund .................................   10,164
                                                     -------
                                                     $12,398
                                                     =======
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the Expedition Tax-Free Money Market Fund, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.

                                                               APRIL 30, 2003 55

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(5) CAPITAL SHARE TRANSACTIONS (000)

For the six months ended April 30, 2003 (unaudited) and the year ended October 31, 2002

                                               EXPEDITION            EXPEDITION              EXPEDITION
                                                 EQUITY             EQUITY INCOME         INVESTMENT GRADE
                                                  FUND                  FUND                  BOND FUND
                                            ------------------    ------------------    -------------------
                                             Period     Year       Period     Year       Period      Year
                                              Ended     Ended       Ended     Ended       Ended      Ended
                                            04/30/03  10/31/02    04/30/03  10/31/02    04/30/03   10/31/02
                                            --------  --------    --------  --------    --------   --------
Institutional Shares:
  Shares issued                                656      3,607           5      117        1,772     2,412
  Shares issued in lieu of cash distributions   52        --           --       --          132       326
  Shares redeemed                           (6,802)   (11,598)       (328)    (471)      (1,625)   (3,752)
                                            ------    -------        ----     ----       ------    ------
  Increase (decrease) from
     Institutional Shares transactions      (6,094)    (7,991)       (323)    (354)         279    (1,014)
                                            ------    -------        ----     ----       ------    ------
Investment Shares - Class A and
  Investment Service Shares, respectively:
  Shares issued                                120        277           3       27           22        44
  Shares issued in lieu of cash distributions    1         --          --       --            8        18
  Shares redeemed                             (102)      (529)         (8)     (29)         (20)      (66)
                                            ------    -------        ----     ----       ------    ------
  Increase (decrease) from Investment Shares -
    Class A and Investment Service Shares
    transactions, respectively                  19       (252)         (5)      (2)          10        (4)
                                            ------    -------        ----     ----       ------    ------
Investment Shares - Class B and
  Sweep Class Shares, respectively:
  Shares issued                                133        411           8       56           45       117
  Shares issued in lieu of cash distributions    --        --          --       --            3         5
  Shares redeemed                             (226)      (529)        (14)     (46)         (20)      (44)
                                            ------    -------        ----     ----       ------    ------
  Increase (decrease) from Investment Shares -
    Class B and Sweep Class Shares
    transactions, respectively                 (93)      (118)         (6)      10           28        78
                                            ------    -------        ----     ----       ------    ------
  TOTAL INCREASE (DECREASE)
    FROM SHARE TRANSACTIONS                 (6,168)    (8,361)       (334)    (346)         317      (940)
                                            ======    =======        ====     ====       ======    ======

Amounts designated as "--" are either $0 or have been rounded to $0.

56 APRIL 30, 2003

                                             EXPEDITION TAX-FREE      EXPEDITION           EXPEDITION
                                              INVESTMENT GRADE       MONEY MARKET        TAX-FREE MONEY
                                                  BOND FUND              FUND              MARKET FUND
                                             -------------------  -------------------   ------------------
                                              Period      Year     Period      Year      Period     Year
                                               Ended      Ended     Ended      Ended      Ended     Ended
                                             04/30/03   10/31/02  04/30/03   10/31/02   04/30/03  10/31/02
                                             --------   --------  --------   --------   --------  --------
Institutional Shares:
  Shares issued                                  674        576     434,804   781,592    127,340  203,523
  Shares issued in lieu of cash distributions     87         31          56       149         --       --
  Shares redeemed                               (648)    (1,722)   (396,993) (691,209)  (140,227)(141,669)
                                                ----     ------    --------  --------   -------- --------
  Increase (decrease) from
     Institutional Shares transactions           113     (1,115)     37,867    90,532    (12,887)  61,854
                                                ----     ------    --------  --------   -------- --------
Investment Shares - Class A and
  Investment Service Shares, respectively:
  Shares issued                                    1         --     332,976   721,789    140,284  166,273
  Shares issued in lieu of cash distributions      2          3         137       398          2       12
  Shares redeemed                                (47)        (8)   (363,209) (743,113)  (121,021)(202,949)
                                                ----     ------    --------  --------   -------- --------
  Increase (decrease) from Investment Shares -
    Class A and Investment Service Shares
    transactions, respectively                   (44)        (5)    (30,096)  (20,926)    19,265  (36,664)
                                                ----     ------    --------  --------   -------- --------
Investment Shares - Class B and
  Sweep Class Shares, respectively:
  Shares issued                                    3          6      66,242   154,371     36,821   17,731
  Shares issued in lieu of cash distributions      1         --         152       575         11       33
  Shares redeemed                                 (1)        (3)    (72,100) (157,019)   (18,873) (13,404)
                                                ----     ------    --------  --------   -------- --------
  Increase (decrease) from Investment Shares -
    Class B and Sweep Class Shares
    transactions, respectively                     3          3      (5,706)   (2,073)    17,959    4,360
                                                ----     ------    --------  --------   -------- --------
  TOTAL INCREASE (DECREASE)
    FROM SHARE TRANSACTIONS                       72     (1,117)      2,065    67,533     24,337   29,550
                                                ====     ======    ========  ========   ======== ========

                                                               APRIL 30, 2003 57

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(6) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2003, were as follows (000):

                                                                    TAX-FREE
                                      EQUITY       INVESTMENT      INVESTMENT
                        EQUITY        INCOME       GRADE BOND      GRADE BOND
                         FUND          FUND           FUND            FUND
                       -------        ------       ----------      ----------
Purchases
   U.S. Government     $    --        $   --        $16,437        $    --
   Other                52,065         9,345             --         14,672
Sales
   U.S. Government          --            --          7,777             --
   Other                87,527         9,926          4,224         17,481

(7) FEDERAL TAX INFORMATION

It is each Fund's policy to continue to comply with the provisions of the Internal Revenue Code of 1986 (Subchapter M), as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for Federal tax are necessary.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations. Certain book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2002, the Funds had the following capital loss carryforwards (000):

                                                                TOTAL CAPITAL
                      EXPIRES    EXPIRES   EXPIRES    EXPIRES  LOSS CARRYFORWARD
                       2010       2009      2008       2007        10/31/02
                      -------    -------   -------    -------  -----------------

Equity Fund ........  $33,297    $37,081      $ --      $--        $70,378
Equity Income Fund .    5,967        350        --       --          6,317
Investment Grade
   Bond Fund .......       --         --     2,107       --          2,107
Money Market Fund ..       21         --        --       --             21
Tax-Free Money
   Market Fund .....        2         --         1        7             10


58 APRIL 30, 2003

For Federal income tax purposes, the cost of securities owned at April 30, 2003, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2003 were as follows (000):

                                                                     NET
                                                                 UNREALIZED
                         FEDERAL     APPRECIATED  DEPRECIATED   APPRECIATION
                        TAX COST     SECURITIES   SECURITIES   (DEPRECIATION)
                        --------     -----------  -----------  --------------
Equity Fund ........    $177,127       $11,794     $(26,019)      $(14,225)
Equity Income
   Fund ............      13,009           852         (917)           (65)
Investment Grade
   Bond Fund .......     109,445        12,308           (2)        12,306
Tax-Free Investment
   Grade Bond Fund .      71,611         4,798           (8)         4,790

                                                               APRIL 30, 2003 59

NOTES

[LOGO OMITTED]
EXPEDITION FUNDS

INVESTMENT ADVISOR
Compass Asset Management,
a division of Compass Bank
15 South 20th Street
Birmingham, Alabama 35233

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

TRANSFER AGENT:
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

SERVICING AGENT:
Boston Financial Data Services, Inc.
Two Heritage Drive
Quincy, Massachusetts 02171

INDEPENDENT AUDITORS:
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

COUNSEL:
Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, D.C. 20036

EXP-SA-003-0300

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5-6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                                  SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 Expedition Funds


By (Signature and Title)*                    \s\ James Foggo
                                             ---------------
                                             James Foggo, President


Date 6/26/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    \s\ James Foggo
                                             ---------------
                                             James Foggo, President

Date 6/26/03


By (Signature and Title)*                    \s\ Peter Golden
                                             ----------------
                                             Peter Golden, Controller and CFO

Date 6/26/03
* Print the name and title of each signing officer under his or her signature.